UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.2%
ASSET-BACKED SECURITIES — 17.8%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 11.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668	%(a)	04/20/25		14,300	$ 14,187,387
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(b)	3.360%		04/20/25		1,550	1,465,982
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.516	%(a)	10/20/19		5,008	4,884,964
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250%		09/25/19		170	173,660
American Express Credit Account Master Trust, Series 2012-2, Class C, 144A	AA-(b)	1.290%		03/15/18		5,200	5,200,816
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Baa1	2.417	%(a)	02/25/45		161	159,970
AMMC CLO VI Ltd., Series 2006-6A, Class A1A, 144A	Aaa	0.498	%(a)	05/03/18		98	97,698
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466	%(a)	07/13/25		6,100	6,061,277
Apidos CDO VIII (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.768	%(a)	10/17/21		3,000	3,000,963
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.524	%(a)	01/26/20		2,796	2,743,836
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	Aaa	1.254	%(a)	05/17/21		17,000	16,924,146
Avoca CLO I BV (Netherlands), Series II-A, Class A1, 144A	Aaa	0.670	%(a)	01/15/20	EUR	3,375	4,444,736
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	Aaa	1.312	%(a)	04/20/25		8,400	8,338,218
Banc of America Funding Trust, Series 2005-D, Class A1	A+(b)	2.639	%(a)	05/25/35		285	285,080
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	AA+(b)	6.500%		10/25/31		7	7,254
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	BBB-(b)	2.829	%(a)	06/25/34		1,509	1,478,533
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	B3	2.708	%(a)	05/25/35		416	379,564
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	B2	2.708	%(a)	05/25/35		139	136,876
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	AA+(b)	2.652	%(a)	02/25/33		14	14,265
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475	%(a)	07/15/24		16,300	16,176,169
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	Aaa	0.542	%(a)	06/20/17		769	764,758
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	Aaa	1.215	%(a)	08/01/21		16,100	16,016,441
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375	%(a)	04/17/25		15,600	15,462,143
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	Aaa	1.618	%(a)	01/17/24		10,000	10,008,440

Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.526	%(a)	04/25/19		2,230	2,188,954
Chase Credit Card Owner Trust, Series 2003-4, Class C	Ba1	1.441	%(a)	01/15/16		1,000	1,001,266
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.783	%(a)	02/20/36		100	85,792
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.661	%(a)	03/24/17		4,950	4,900,149
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.513	%(a)	02/28/18		815	805,938
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A(c)	Aaa	0.476	%(a)	04/20/19		331	328,847

Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.446	%(a)	01/19/25		8,750	8,684,051
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(b)	2.166	%(a)	01/19/25		3,050	3,041,179
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	Aaa	0.516	%(a)	07/22/20		1,446	1,425,386
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.743	%(a)	03/15/20		3,000	2,916,039
GE Business Loan Trust, Series 2006-1A, Class D, 144A	B1	1.191	%(a)	05/15/34		85	59,375
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	A2	1.041	%(a)	06/15/18		7,792	7,744,187
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	Aaa	0.470	%(a)	07/20/21	EUR	2,759	3,595,499
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.504	%(a)	08/21/20		1,361	1,352,340
Hewett’s Island CLO IV Ltd. (Cayman Islands), Series 2006-4A, Class A, 144A	Aaa	0.535	%(a)	05/09/18		197	196,401
Highlander Euro CDO Cayman Ltd. (Cayman Islands), Series 2008-4A, Class C, 144A	Baa1	4.820	%(a)	08/01/16	EUR	5,000	6,360,300
IndyMac ARM Trust, Series 2001-H2, Class A1	NR	1.786	%(a)	01/25/32		2	1,418
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450	%(a)	04/15/24		14,750	14,749,779
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	Aaa	1.426	%(a)	04/25/25		4,300	4,302,055
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(b)	1.674	%(a)	09/06/22		2,703	2,704,439
Landmark IX CDO Ltd. (Cayman Islands), Series 2007-9A, Class A1, 144A	Aaa	0.483	%(a)	04/15/21		5,670	5,594,453
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506	%(a)	10/19/20		245	242,609
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.535	%(a)	06/01/17		1,219	1,212,071
LightPoint CLO III Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.533	%(a)	09/15/17		2,989	2,944,694
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	Aaa	0.476	%(a)	01/31/22	EUR	4,868	6,341,577
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	AAA(b)	1.773	%(a)	09/15/23		11,500	11,521,746
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744	%(a)	05/18/23		5,000	5,023,555
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	A(b)	3.540%		10/20/32		1,558	1,602,429
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000%		04/25/19		143	146,856
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	A+(b)	5.500%		09/25/33		101	106,022
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.091	%(a)	11/15/16		10,000	9,989,750
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.523	%(a)	03/15/18		261	259,475
North Westerly CLO BV (Netherlands), Series II-A, Class A, 144A	Aaa	0.706%		09/14/19	EUR	2,303	2,988,958
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.676	%(a)	11/22/23		11,150	11,162,020

OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(b)	2.396	%(a)	11/22/23		4,900	4,824,956
Octagon Investment Partners XV Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.556	%(a)	01/19/25		6,500	6,429,052
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.392	%(a)	07/17/25		13,160	13,139,457
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186	%(a)	04/20/21		11,788	11,772,842
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470	%(a)	07/22/25		2,800	2,773,403
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AA+(b)	0.590	%(a)	02/25/34		53	51,667

Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AA+(b)	0.590	%(a)	02/25/19	2	1,815
Regal Trust IV, Series 1999-1, Class A, 144A	NR	2.451	%(a)	09/28/31	262	236,548
RFMSI Trust, Series 2003-S9, Class A1	A(b)	6.500%		03/25/32	18	18,780
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(b)	3.440%		04/15/25	4,900	4,693,568
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318	%(a)	04/15/25	17,850	17,894,304
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(b)	2.924	%(a)	08/17/22	2,000	2,008,672
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	AA+(b)	6.290%		01/01/21	118	129,720
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	AA+(b)	5.130%		09/01/23	88	94,975
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(b)	2.966	%(a)	10/20/23	4,350	4,373,194
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.533	%(a)	05/27/20	6,859	6,775,453
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514	%(a)	04/27/21	13,555	13,297,146
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.537	%(a)	02/25/34	482	475,831
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	Ba1	0.852	%(a)	09/19/32	53	50,337
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	NR	2.584	%(a)	02/25/32	10	9,648
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	NR	2.228	%(a)	07/25/32	5	4,524
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	A+(b)	2.000%		09/20/29	3,631	3,610,737
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.524	%(a)	11/01/18	7,202	7,123,124
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393	%(a)	07/15/25	16,350	16,231,986
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Baa1	2.123	%(a)	02/25/33	2	1,648
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	B1	2.725	%(a)	04/25/35	1,146	1,139,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(b)	2.640	%(a)	03/25/36	358	353,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	CCC(b)	5.500%		05/25/37	612	626,749

						372,136,299

Residential Mortgage-Backed Securities — 6.4%
ABFC Trust, Series 2003-WMC1, Class M1	Baa3	1.165	%(a)	06/25/33	343	326,590
ABFC Trust, Series 2004-OPT1, Class M1	Ba3	1.240	%(a)	08/25/33	629	578,707
ABFC Trust, Series 2004-OPT5, Class A4	BBB+(b)	1.440	%(a)	06/25/34	3,021	2,836,076
ABFC Trust, Series 2005-AQ1, Class A4	B+(b)	5.010%		06/25/35	3,137	3,176,391
ABFC Trust, Series 2005-HE2, Class M2	Ba2	0.940	%(a)	06/25/35	2,500	2,417,935
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	Aa1	0.540	% (a)	01/25/35	476	461,150
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	B2	1.165	%(a)	11/25/33	1,251	1,192,723
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.240	%(a)	12/25/33	1,652	1,518,229
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	B2	1.090	%(a)	09/25/33	395	357,519
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	Ba3	0.970	%(a)	04/25/34	9,102	7,864,367
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	Ba1	0.660	%(a)	08/25/35	1,291	1,214,563

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	Baa3	1.210	%(a)	04/25/34	1,619	1,401,946
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	Aaa	1.150	%(a)	06/25/34	529	522,677
Ally Auto Receivables Trust, Series 2004-HE7, Class M1	Baa2	1.090	%(a)	08/25/34	4,383	4,018,477
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	Aa1	0.890	%(a)	11/25/33	196	168,053
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	B1	1.540	%(a)	02/25/33	920	849,438
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	B3	4.485%		04/25/33	522	521,698
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	Baa1	1.150	%(a)	09/25/34	3,850	3,684,242
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	A1	0.520	%(a)	01/25/36	327	321,102
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	A3	1.190	%(a)	11/25/32	617	589,407
Argent Securities, Inc., Series 2003-W2, Class M4	B2	3.071	%(a)	09/25/33	600	479,118
Argent Securities, Inc., Series 2003-W7, Class M1	Ba2	1.225	%(a)	03/25/34	1,065	983,070
Argent Securities, Inc., Series 2003-W10, Class M1	Ba1	1.270	%(a)	01/25/34	1,597	1,527,240
Argent Securities, Inc., Series 2003-W10, Class M2	Caa3	2.665	%(a)	01/25/34	304	256,575
Argent Securities, Inc., Series 2004-W6, Class M1	Baa1	0.740	%(a)	05/25/34	942	913,677
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	Aaa	4.403%		04/25/34	719	726,767
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	Baa2	0.880	%(a)	04/25/34	5,483	5,146,000
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	Ba2	1.436	%(a)	06/15/33	1,961	1,827,457
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	Ba1	1.000	%(a)	06/25/34	2,714	2,468,765
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	Baa3	1.090	%(a)	08/25/34	4,309	4,101,476
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	A3	0.700	%(a)	07/25/35	1,100	1,088,805
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE9, Class M1	Ba1	1.165	%(a)	11/25/34	2,631	2,387,461
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	B1	1.765	%(a)	12/25/34	9,000	8,212,383
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	Ba1	1.390	%(a)	10/25/32	136	126,030
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	Ba1	1.090	%(a)	03/25/34	2,835	2,572,564
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	B1	1.915	%(a)	04/25/34	849	772,538
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	Baa3	1.045	%(a)	07/25/34	2,777	2,501,263
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	C	3.565	%(a)	03/25/33	56	5,999
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	Baa1	1.165	%(a)	03/25/34	3,348	3,088,362
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	Baa2	0.520	%(a)	01/25/36	723	698,121
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2	Baa2	0.640	%(a)	05/25/35	3,418	3,128,879
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	A+(b)	0.890	%(a)	12/25/33	589	552,801
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.940	%(a)	02/25/34	2,124	1,961,559
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	B+(b)	1.240	%(a)	11/25/34	8,690	8,116,834
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	C	2.440	%(a)	08/25/32	23	18,967
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	B1	5.212%		07/25/34	166	141,867

Fannie Mae REMICS, Series 2000-32, Class FM	AA+(b)	0.641	%(a)	10/18/30	3	3,049
Fannie Mae REMICS, Series 2001-29, Class Z	AA+(b)	6.500%		07/25/31	114	128,335
FBR Securitization Trust, Series 2005-2, Class M1	Ba1	0.910	%(a)	09/25/35	1,400	1,199,374
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	AA+(b)	1.569	%(a)	07/25/44	334	339,781
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	AA+(b)	1.369	%(a)	02/25/45	34	34,143
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	Baa1	1.015	%(a)	08/25/34	3,043	2,700,850
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	Ba2	0.670	%(a)	04/25/35	4,500	4,159,485
Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	Caa2	3.115	%(a)	10/25/31	122	93,005
Freddie Mac REMICS, Series 1628, Class LZ	AA+(b)	6.500%		12/15/23	64	70,929
Freddie Mac REMICS, Series 1935, Class JZ	AA+(b)	7.000%		02/15/27	213	243,580
Freddie Mac REMICS, Series 2241, Class PH	AA+(b)	7.500%		07/15/30	118	137,056
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.240	%(a)	12/25/33	881	814,593
Government National Mortgage Assoc., Series 2000-30, Class FB	AA+(b)	0.642	%(a)	10/16/30	1	1,410
GSAMP Trust, Series 2004-FM1, Class M1	Ba1	1.165	%(a)	11/25/33	1,195	1,153,143
GSAMP Trust, Series 2004-FM2, Class M1	Baa3	0.940	%(a)	01/25/34	2,500	2,450,111
GSAMP Trust, Series 2004-HE2, Class M1	Ba1	0.840	%(a)	09/25/34	4,167	3,721,611
Home Equity Asset Trust, Series 2003-5, Class M1	Ba3	1.240	%(a)	12/25/33	352	324,650
Home Equity Asset Trust, Series 2003-6, Class M1	B2	1.693	%(a)	02/25/34	4,679	4,300,871
Home Equity Asset Trust, Series 2004-2, Class M1	Ba3	0.985	%(a)	07/25/34	3,576	3,224,740
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	Baa1	0.740	%(a)	03/25/35	1,750	1,625,071
HSBC Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.482	%(a)	01/20/34	67	66,029
HSBC Home Equity Loan Trust, Series 2005-2, Class A1	Aaa	0.462	%(a)	01/20/35	1,450	1,431,359
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aaa	0.372	%(a)	01/20/36	1,669	1,624,548
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	Aa1	0.472	%(a)	01/20/36	685	652,838
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	A1	0.492	%(a)	07/20/36	1,600	1,486,541
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	Baa2	0.502	%(a)	07/20/36	2,500	2,195,750
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	Aa2	1.692	%(a)	11/20/36	970	930,341
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	A3	0.940	%(a)	02/25/34	1,610	1,471,213
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	B1	0.720	%(a)	06/25/34	720	661,866
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.750	%(a)	10/25/34	14	13,179
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	A3	0.920	%(a)	09/25/34	3,105	3,015,604
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	B1	0.970	%(a)	02/25/34	804	773,618
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	A3	1.015	%(a)	10/25/34	5,691	5,188,529
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.910	%(a)	12/25/34	2,208	2,153,634
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	Baa1	0.910	%(a)	07/25/34	553	511,877
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	A+(b)	0.710	%(a)	06/25/35	1,729	1,602,648
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	BBB+(b)	0.910	%(a)	06/25/35	443	402,820
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	B1	2.035	%(a)	01/25/35	1,275	1,174,093
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1	Ba2	1.390	%(a)	05/25/33	1,916	1,830,809
Morgan Stanley ABS Capital I, Series 2003-NC5, Class M1	B3	1.465	%(a)	04/25/33	203	195,137

Morgan Stanley ABS Capital I, Series 2004-HE5, Class M1	B3	1.135	%(a)	06/25/34	545	510,056
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	Baa2	1.240	%(a)	12/25/33	1,587	1,517,238
Morgan Stanley ABS Capital I, Series 2004-WMC2, Class M1	Ba3	1.105	%(a)	07/25/34	911	853,746
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	BB-(b)	1.045	%(a)	03/25/34	1,140	1,032,771
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	B3	1.090	%(a)	05/25/34	4,200	3,865,254
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	Aaa	1.250	%(a)	09/25/34	663	599,115
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	B1	1.090	%(a)	07/25/34	4,853	4,452,260
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	A3	1.060	%(a)	11/25/34	1,650	1,424,787
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	Ba1	1.120	%(a)	06/25/34	1,086	1,014,584
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	Aaa	0.570	%(a)	01/25/35	2,930	2,718,287
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	Ba3	0.640	%(a)	03/25/35	1,500	1,358,931
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.315	%(a)	10/25/33	1,638	1,577,858
New Century Home Equity Loan Trust, Series 2004-4, Class M1	Ba1	0.955	%(a)	02/25/35	1,326	1,152,437
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.090	%(a)	01/25/34	2,784	2,535,747
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	Baa1	1.135	%(a)	02/25/35	1,961	1,953,779
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221%		02/25/34	400	423,897
Residential Asset Securities Corp., Series 2005-EMX4, Class A3	A2	0.530	%(a)	11/25/35	464	462,858
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	B1	5.980%		12/25/33	1,111	1,095,964
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	Aa3	1.390	%(a)	12/25/34	150	147,468
Saxon Asset Securities Trust, Series 2002-3, Class M1	B2	1.315	%(a)	12/25/32	67	60,733
Saxon Asset Securities Trust, Series 2005-3, Class M1	A3	0.650	%(a)	11/25/35	1,000	939,297
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	Baa2	1.315	%(a)	06/25/34	1,092	1,088,280
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	Ba3	1.090	%(a)	11/25/34	862	790,694
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	B1	1.120	%(a)	07/25/35	5,157	4,776,466
Structured Asset Investment Loan Trust, Series 2003-BC8, Class 3A3	A3	1.090	%(a)	08/25/33	638	597,946
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	A+(b)	1.190	%(a)	10/25/33	1,460	1,354,143
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AA+(b)	0.990	%(a)	02/25/34	20,046	18,440,420
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	AA+(b)	0.990	%(a)	07/25/34	4,562	4,175,936
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	AAA(b)	1.390	%(a)	08/25/34	1,110	980,100
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	A3	1.130	%(a)	09/25/34	1,932	1,817,590
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	CC(b)	3.190	%(a)	07/25/32	276	252,717
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	A+(b)	5.023	%(a)	10/25/33	1,112	1,164,685

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	Baa1	1.540	%(a)	04/25/33		907	870,876

							207,941,008

TOTAL ASSET-BACKED SECURITIES (cost $555,297,597)							580,077,307

BANK LOANS — 3.3%
Airlines
United Airlines, Term Loan	Ba2	4.000%		04/01/19		673	679,036

Automotive — 0.1%
Chrysler Group LLC, Term Loan	Ba1	4.250%		05/24/17		1,715	1,741,018
Schaeffler AG, Facility C	Ba3	4.250%		01/27/17		500	502,500

							2,243,518

Cable — 0.2%
Cequel Communications LLC, Term Loan	Ba2	3.500%		02/14/19		1,977	1,983,093
Charter Communications Operating LLC, Term Loan F	Baa3	3.000%		05/15/19		1,386	1,387,155
CSC Holdings LLC, Term Loan	Baa3	2.686%		04/17/20		1,075	1,064,922
Kabel Deutschland Vertrieb und Service GmbH (Germany), Facility F1	Ba2	3.250%		02/01/19		411	409,834
Virgin Media Investment Holdings Ltd. (United Kingdom), Facility B	Ba3	3.500%		06/08/20		2,000	1,996,112

							6,841,116

Capital Goods — 0.3%
Allflex Holdings III, Inc., Term Loan	B1	4.250%		07/17/20		2,500	2,510,937
Gardner Denver, Inc., Term Loan	B1	4.930	%(d)	08/31/20	EUR	2,600	3,458,919
RAC PLC, Facility C (original cost $4,809,002; purchased 10/24/12)(c)(e)	B2	5.628%		10/29/19	GBP	3,000	4,587,739

							10,557,595

Chemicals — 0.3%
Ceramtec GmbH, Term Loan	B2	3.977%		07/31/20	EUR	2,400	3,184,866
Macdermid, Inc., Term Loan	Ba3	4.000%		06/08/20		2,500	2,512,500
OXEA Finance & Cy SCA, Term Loan	B1	3.500%		12/31/19	EUR	2,667	3,583,533
Rockwood Holdings, Inc., Term Loan	Baa3	3.750%		02/09/18		1,094	1,097,911

							10,378,810

Consumer
Seaworld Parks, Term Loan B	Ba3	3.000%		05/14/20		187	186,762

Electric — 0.2%
Calpine Construction Finance Co. LP, Term Loan	Ba3	3.000%		05/04/20		1,050	1,040,944
Calpine Corp., Term Loan	B1	4.000%		04/01/18		1,338	1,343,866
Calpine Corp., Term Loan	B1	4.000%		10/09/19		1,985	1,992,444
NRG Energy, Inc., Term Loan	Baa3	2.750%		07/01/18		1,496	1,493,211

							5,870,465

Energy — Other
Phillips 66, Term Loan	BB-(b)	1.486%		04/30/15		750	749,531

Foods — 0.2%
Birds Eye Iglo Group Ltd., Term Loan	B1	5.130%		01/31/18	EUR	2,475	3,309,088
Del Monte Foods Co., Term Loan	B1	4.000%		03/08/18		2,707	2,706,664
Dunkin Brands, Inc., Term Loan	B2	3.750%		02/14/20		995	998,453

							7,014,205

Gaming — 0.2%
CCM Merger, Inc., Term Loan	B2	5.000%		03/01/17		2,820	2,844,199
Scientific Games Corp., Term Loan	Ba1	3.446%		06/30/15		1,836	1,836,444

							4,680,643

Healthcare & Pharmaceutical — 0.5%
Alere, Inc., Incremental Term Loan B1	Ba3	4.250%		06/30/17		1,052	1,059,745

Alere, Inc., Term Loan A	Ba3	3.186%		06/30/16		780	779,687
Apria Healthcare Group, Inc., Term Loan	B2	6.750%		04/06/20		249	250,934
Catalent Pharma Solutions, Inc., Term Loan	Ba3	3.686%		09/15/16		1,989	1,988,175
CHS/Community Health Systems, Inc., Incremental Term Loan	Ba2	2.686%		10/25/16		2,044	2,042,322
DaVita, Inc., Tranche Term Loan A-3	Ba2	2.690%		11/01/17		2,438	2,434,453
Grifols, Inc., US Tranche Term Loan A	Ba1	3.526%		06/01/16		1,640	1,640,443
HCA, Inc., Term Loan	BB(b)	2.936%		05/01/18		342	343,375
HCA, Inc., Term Loan	BB(b)	3.030%		03/31/17		222	221,813
RPI Finance Trust, Term Loan	Baa2	3.500%		05/09/18		1,940	1,948,293
RPI Finance Trust, Term Loan	Baa2	4.000%		11/09/18		2,109	2,111,754
Valeant Pharmaceuticals International, Inc., Term Loan	Ba1	2.440%		04/20/16		1,743	1,757,936

							16,578,930

Media & Entertainment — 0.2%
Entravision Communications Corp., Term Loan	B2	0.750%		05/29/20		1,000	991,250
Nielsen Finance LLC, Term Loan	Ba2	2.945%		05/02/16		1,493	1,498,097
ProSiebenSat 1 Media AG (Germany), Facility D3	Ba2	2.922%		07/03/18	EUR	3,385	4,437,967

							6,927,314

Metals — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan	Ba1	5.250%		10/18/17		1,489	1,499,171

Non-Captive Finance — 0.1%
RBS Worldpay, Inc. (United Kingdom), Term Loan	Ba3	5.750%		11/30/19	GBP	2,300	3,506,185

Real Estate Investment Trusts
CBRE Services, Term Loan	Ba1	2.945%		03/26/21		1,022	1,023,289

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom), Facility B4	B1	3.985%		07/09/17	GBP	3,400	5,088,233
B&M Retail Ltd. (United Kingdom), Term Loan	B1	6.006%		03/06/20	GBP	1,500	2,260,972
Neiman Marcus Group, Inc., Term Loan	B2	4.000%		05/16/18		695	696,303

							8,045,508

Technology — 0.6%
CDW Corp., Term Loan	Ba3	3.500%		04/30/20		2,743	2,726,551
First Data Corp, 2018 Term Loan B	B1	4.191%		09/24/18		2,100	2,096,499
First Data Corp., Term Loan	B1	4.190%		03/24/17		60	59,923
First Data Corp., Term Loan	B1	4.191%		03/26/18		790	789,632
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%		02/28/20		4,988	5,031,141
Interactive Data Corp., Term Loan B	Ba3	3.750%		02/12/18		2,100	2,103,255
NXP BV (Netherlands), Term Loan	B1	4.500%		03/03/17		987	1,002,184
NXP BV (Netherlands), Term Loan	B1	4.750%		01/11/20		995	1,012,412
Sensata Technologies BV (Netherlands), Term Loan	Baa3	3.750%		05/12/18		1,371	1,381,227
SunGard Data Systems, Inc., Term Loan	Ba3	4.000%		03/06/20		3,491	3,513,028
Syniverse Holdings, Inc., Term Loan	B1	4.000%		04/23/19		1,000	1,002,500

							20,718,352

Telecommunications
Fibertech Networks LLC, Term Loan	B2	4.500%		12/18/19		168	168,384

TOTAL BANK LOANS (cost $106,720,820)							107,668,814

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.0%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	BBB+(b)	5.889	%(a)	07/10/44		12,680	14,085,147
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	Aaa	5.317%		09/10/47		1,028	1,038,529

Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	Aaa	5.309%		10/10/45	3,126	3,143,707
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%		10/10/45	2,600	2,665,988
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%		10/10/45	1,110	1,210,476
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	Aaa	5.449%		01/15/49	1,446	1,461,028
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	Aaa	5.451%		01/15/49	2,260	2,510,315
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A3	AAA(b)	5.810	%(a)	02/10/51	1,655	1,713,057
Banc of America Commercial Mortgage Trust, Series 2007-4, Class ASB	AAA(b)	5.706	%(a)	02/10/51	561	578,056
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(b)	5.620%		02/10/51	2,514	2,553,284
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	AAA(b)	5.405	%(a)	12/11/40	2,500	2,686,570
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2	Aaa	4.735%		09/11/42	169	171,501
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4	AAA(b)	5.435	%(a)	03/11/39	5,000	5,451,590
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A3	AAA(b)	5.793%		09/11/42	1,130	1,155,232
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	Aaa	5.696	%(a)	12/10/49	2,200	2,247,637
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.696	%(a)	12/10/49	11,491	13,002,365
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	Aaa	6.135	%(a)	12/10/49	4,000	4,558,972
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%		04/10/46	7,000	6,519,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%		12/11/49	2,300	2,354,096
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4(f)	Aa3	5.322%		12/11/49	13,000	14,335,880
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	950	1,048,082
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A3	AAA(b)	5.772	%(a)	05/15/46	29	29,692
COMM Mortgage Trust, Series 2006-C7, Class A4	AAA(b)	5.747	%(a)	06/10/46	6,500	7,156,350
COMM Mortgage Trust, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	1,700	1,878,101
COMM Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%		03/10/46	9,800	9,178,807
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%		12/10/45	3,000	2,758,710
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	AAA(b)	4.022%		07/10/45	11,800	12,032,035
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859	%(a)	08/10/42	2,600	2,717,595
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,449	1,490,949
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(b)	5.392	%(a)	02/15/39	1,915	2,088,189
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(b)	5.392	%(a)	02/15/39	1,030	1,109,479
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	Aaa	5.311%		12/15/39	2,758	3,026,068
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	Aaa	5.762	%(a)	09/15/39	9,625	9,775,795
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A3	AAA(b)	5.694	%(a)	09/15/40	2,790	2,857,231
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	4,290	4,498,116

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3	AAA(b)	5.100	%(a)	08/15/38	22	22,464
Fannie Mae-Aces, Series 2012-M8, Class X1, I/O	AA+(b)	2.250	%(a)	12/25/19	49,345	4,529,779
FHLMC Multifamily Structured Pass-Through Certificates, Series-K006, Class AX1, I/O	AA+(b)	1.044	%(a)	01/25/20	3,698	199,664
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, I/O	AA+(b)	1.222	%(a)	04/25/20	8,237	500,540
FHLMC Multifamily Structured Pass-Through Certificates, Series-K009, Class X1, I/O	AA+(b)	1.499	%(a)	08/25/20	4,120	308,414
FHLMC Multifamily Structured Pass-Through Certificates, Series-K010, Class A2	AA+(b)	4.333%		10/25/20	2,500	2,731,428
FHLMC Multifamily Structured Pass-Through Certificates, Series-K012, Class A2	AA+(b)	4.186	%(a)	12/25/20	1,488	1,611,114
FHLMC Multifamily Structured Pass-Through Certificates, Series-K014, Class X1, I/O	AA+(b)	1.264	%(a)	04/25/21	13,277	1,023,235
FHLMC Multifamily Structured Pass-Through Certificates, Series-K015, Class X1, I/O	AA+(b)	1.671	%(a)	07/25/21	1,520	157,128
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	AA+(b)	1.476	%(a)	05/25/22	50,141	4,935,759
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	AA+(b)	1.513	%(a)	06/25/22	30,196	3,096,530
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	AA+(b)	1.753	%(a)	08/25/16	17,694	685,122
FHLMC Multifamily Structured Pass-Through Certificates, Series-K702, Class X1, I/O	AA+(b)	1.549	%(a)	02/25/18	10,522	628,915
FHLMC Multifamily Structured Pass-Through Certificates, Series-K703, Class X1, I/O	AA+(b)	2.087	%(a)	05/25/18	9,474	809,178
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	AA+(b)	1.784	%(a)	05/25/19	32,366	2,774,130
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	AA+(b)	1.711	%(a)	07/25/19	48,572	4,062,826
FHLMC Multifamily Structured Pass-Through Certificates, Series-KAIV, Class X1, I/O	AA+(b)	1.386	%(a)	06/25/21	2,143	167,338
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	2,098	2,092,680
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class AAB	Aaa	5.477%		12/10/49	1,552	1,625,886
GE Equipment Small Ticket LLC, Series 2006-C1, Class A4	AA+(b)	5.223%		08/15/48	2,010	2,179,049
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(b)	5.238	%(a)	11/10/45	770	824,130
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778	%(a)	08/10/45	853	861,752

GS Mortgage Securities Corp. II, Series 2013-GC13, Class A4	Aaa	3.871	%(a)	07/10/46	10,700	10,801,489
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(b)	5.553	%(a)	04/10/38	4,000	4,351,968
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	AAA(b)	5.587	%(a)	04/10/38	427	444,796
GS Mortgage Securities Trust, Series 2006-GG8, Class A2	Aaa	5.479%		11/10/39	202	202,483
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	AAA(b)	2.860%		06/10/46	11,400	10,650,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	Aa1	4.951	%(a)	01/12/37	550	562,315
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	Aaa	5.294	%(a)	01/12/43	2,080	2,240,782
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	Aaa	4.996	%(a)	08/15/42	500	529,167
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	Aa2	4.999	%(a)	10/15/42	750	797,450
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	Aaa	5.229	%(a)	12/15/44	4,214	4,304,323
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.799	%(a)	06/15/49	1,426	1,461,746
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	202	205,971
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	Aaa	5.928	%(a)	02/15/51	4,957	5,135,882
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%		06/15/45	6,300	6,319,209
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	Aaa	1.677%		12/15/47	112	110,787
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%		12/15/47	4,000	3,675,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	AAA(b)	2.875%		12/15/47	11,000	10,294,669
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A3	Aaa	3.525%		01/15/46	3,000	3,053,742

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	Aaa	2.694%		04/15/46	11,400	10,578,904
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(b)	5.263	%(a)	11/15/40	3,870	4,142,220
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661	%(a)	03/15/39	35	38,266
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(b)	5.300%		11/15/38	375	392,963
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3	AAA(b)	5.398%		02/15/40	807	820,044
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A2	Aaa	5.845%		07/15/40	949	947,024
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A3	Aaa	4.615%		08/12/39	195	194,767
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class ASB	Aaa	5.022	%(a)	07/12/38	590	606,068
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(b)	5.683	%(a)	05/12/39	650	715,768
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(b)	5.683	%(a)	05/12/39	3,380	3,688,827
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(a)	08/12/43	3,000	3,328,080
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	AAA(b)	5.850	%(a)	06/12/50	2,045	2,131,493
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	AAA(b)	5.850	%(a)	06/12/50	1,132	1,203,487
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172	%(a)	12/12/49	2,900	3,171,460
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(b)	5.707	%(a)	02/12/39	940	1,015,566
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.086	%(a)	06/12/46	5,085	5,643,053
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	Aa2	6.093	%(a)	06/12/46	60	66,083
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2	Aaa	5.112	%(a)	12/12/49	303	303,715
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(b)	5.590%		09/12/49	538	539,433
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	Aaa	2.655%		02/15/46	10,000	9,253,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%		12/15/48	3,400	3,214,833
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	Aaa	2.834%		05/15/46	5,900	5,522,996
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A4	AAA(b)	4.660%		07/15/56	1,410	1,439,881
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.416	%(a)	03/12/44	6,000	6,448,056
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162	%(a)	10/12/52	708	764,022
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447	%(a)	02/12/44	3,800	4,224,426

Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	Aaa	5.439%		02/12/44	2,112	2,154,732
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2	BBB(b)	5.579	%(a)	04/12/49	4,587	4,602,440
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	Aaa	5.654	%(a)	04/15/49	3,830	3,925,133
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	1,000	1,000,987
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%		12/10/45	4,150	4,000,525
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%		12/10/45	5,200	4,817,114
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%		03/10/46	9,100	8,577,887
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, 144A, I/O	Aa3	0.447	%(a)	03/10/46	96,528	3,649,724
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%		04/10/46	9,500	8,905,300
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179	%(a)	07/15/42	4,200	4,485,184
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418	%(a)	01/15/45	2,461	2,645,576
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	Aaa	5.731	%(a)	05/15/43	750	822,326
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.731	%(a)	05/15/43	5,000	5,555,500
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	Aaa	5.997%		06/15/45	2,419	2,560,226
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765	%(a)	07/15/45	20,067	21,610,468
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%		10/15/48	140	140,888
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	2,500	2,769,717
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(f)	Aa2	5.509%		04/15/47	6,500	7,183,709
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	Aaa	5.748	%(a)	06/15/49	2,898	3,029,558
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	5.924	%(a)	02/15/51	2,529	2,585,763
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.924	%(a)	02/15/51	5,680	6,350,535
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569%		05/15/46	769	767,219
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	Aaa	3.986%		07/15/46	6,900	6,899,862

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $437,996,478)						425,493,078

CORPORATE BONDS — 47.2%
Aerospace & Defense — 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes(f)	Ba2	5.250%		04/01/22	3,000	3,093,750
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	3,130	2,915,291
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%		10/01/19	800	946,733

						6,955,774

Airlines — 0.4%
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates(c)	Baa2	6.703%		06/15/21	5	5,066
Continental Airlines 2001-1 Class B Pass-Through Trust, Pass-Through Certificates	Ba1	7.373%		12/15/15	170	183,936

Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	5.983%		04/19/22	439	474,796
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(f)	Baa2	4.750%		01/12/21	401	433,558
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(f)	Baa2	4.150%		04/11/24	2,950	2,950,000
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(f)	Baa2	4.000%		10/29/24	975	970,125
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates, Series 071A	Baa1	6.821%		08/10/22	1,951	2,184,767
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates(f)	Baa1	4.950%		05/23/19	1,166	1,256,655
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	5.300%		04/15/19	868	941,843
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(f)	Baa1	4.750%		05/07/20	1,688	1,805,637
United Airlines, Inc., Series 071A, Pass-Through Certificates	Baa3	6.636%		07/02/22	322	338,407

						11,544,790

Automotive — 1.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		09/15/20	350	364,878
Chrysler Group LLC, Sec’d. Notes(f)	B1	8.000%		06/15/19	2,462	2,686,657
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%		07/31/15	2,350	2,360,643
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.375%		08/01/18	4,025	4,016,298
Dana Holding Corp., Sr. Unsec’d. Notes	B2	5.375%		09/15/21	1,425	1,428,563
Delphi Corp., Gtd. Notes(f)	Ba1	5.875%		05/15/19	1,750	1,859,375
Ford Motor Co., Sr. Unsec’d. Notes(f)	Baa3	4.750%		01/15/43	1,850	1,677,462
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(f)	Baa3	2.375%		01/16/18	5,290	5,198,467
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750%		05/15/15	2,295	2,335,819
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%		06/12/17	2,588	2,625,549
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%		04/15/16	2,550	2,687,527
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%		02/03/17	8,770	9,259,033
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.000%		05/15/18	600	650,479
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	2.700%		03/15/17	650	657,795
Harley-Davidson Funding Corp., Gtd. Notes, 144A	Baa1	5.750%		12/15/14	250	266,014

						38,074,559

Banking — 10.6%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	8,090	7,569,271
American Express Co., Sr. Unsec’d. Notes	A3	7.000%		03/19/18	1,635	1,980,376
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(f)(g)	A2	2.800%		09/19/16	3,450	3,611,529
Banco De Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.250%		04/01/23	2,532	2,316,780
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15	650	673,476
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A(f)	Aa3	3.875%		09/20/22	1,425	1,344,255
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A(f)	A3	3.875%		09/27/22	4,220	4,096,806
Bank of America Corp., Jr. Sub. Notes(f)	B1	8.000	%(a)	12/29/49	1,500	1,661,250
Bank of America Corp., Jr. Sub. Notes(f)	B1	8.125	%(a)	12/29/49	5,000	5,550,000
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.750%		07/12/16	735	776,981
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	1,845	1,938,903
Bank of America Corp., Sr. Unsec’d. Notes(f)	Baa2	5.700%		01/24/22	13,710	15,398,208
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	3,620	4,113,091
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	1,265	1,430,605
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	2,435	2,972,495
Bank of America Corp., Sr. Unsec’d. Notes, MTN(f)	Baa2	3.300%		01/11/23	3,150	2,965,454
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%		05/13/21	4,210	4,525,489

Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.650%		05/01/18	2,000	2,248,272
Bank of America NA, Sub. Notes	Baa1	5.300%		03/15/17	250	273,375
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(f)	Aa3	2.500%		01/11/17	3,450	3,550,830
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes(f)	Aa2	2.550%		01/12/17	6,475	6,692,748
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	1,555	1,860,226
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600%		08/15/17	1,225	1,207,941
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%		02/01/18	600	719,141
Capital One Bank USA NA, Sub. Notes(f)	Baa1	3.375%		02/15/23	6,180	5,837,300
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%		02/21/17	1,750	1,928,427
Capital One Financial Corp., Sr. Unsec’d. Notes, 144A	Baa1	3.500%		06/15/23	1,650	1,563,425
Capital One Financial Corp., Sub. Notes	Baa2	6.150%		09/01/16	150	167,763
Citigroup, Inc., Sr. Unsec’d. Notes(f)	Baa2	3.375%		03/01/23	7,050	6,727,540
Citigroup, Inc., Sr. Unsec’d. Notes(f)	Baa2	4.500%		01/14/22	9,695	10,214,429
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		11/21/17	750	858,665
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		05/15/18	4,350	5,004,740
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%		07/15/39	2,400	3,300,744
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	3,385	4,318,664
Citigroup, Inc., Sub. Notes(f)	Baa3	4.050%		07/30/22	3,275	3,182,769
Depfa ACS Bank (Ireland), Covered Bonds, 144A	A3	5.125%		03/16/37	675	570,508
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	3,575	3,480,416
Discover Bank, Sub. Notes	Ba1	7.000%		04/15/20	6,980	8,233,084
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	1.450%		03/21/18	7,295	7,091,163
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%		02/28/18	7,900	7,673,823
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	A3	3.625%		01/22/23	810	775,559
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	5,840	6,299,894
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	16,755	18,648,566
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%		01/18/18	190	214,454
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)(g)	A3	6.000%		06/15/20	4,520	5,140,732
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	A3	6.150%		04/01/18	575	655,239
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		09/01/17	840	958,033
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		02/01/41	4,020	4,572,742
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%		10/01/37	185	194,652
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%		01/14/22	450	487,916
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%		04/05/21	230	253,032
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%		05/02/36	8,216	9,349,701
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%		09/15/37	1,255	1,429,676
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%		12/15/20	120	140,885
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	Ba3	7.250	%(a)	08/29/49	900	846,000
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%		09/25/15	3,120	3,155,256
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(f)	Baa2	3.125%		01/15/16	3,200	3,172,406
JPMorgan Chase & Co., Jr. Sub. Notes(f)	Ba1	7.900	%(a)	04/29/49	2,135	2,375,188
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%		07/05/16	3,355	3,518,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	3.200%		01/25/23	7,700	7,286,264
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	3.250%		09/23/22	8,770	8,346,085
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%		10/15/20	5,300	5,580,555
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	4.350%		08/15/21	2,240	2,357,277
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	4.400%		07/22/20	2,400	2,554,836
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	3,350	3,544,977
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.600%		07/15/41	830	922,661
JPMorgan Chase & Co., Sub. Notes(f)	A3	3.375%		05/01/23	2,775	2,575,883
KeyBank NA, Sr. Unsec’d. Notes	A3	1.650%		02/01/18	3,350	3,286,980
KeyCorp, Sr. Unsec’d. Notes, MTN(f)	Baa1	5.100%		03/24/21	560	621,411
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes	B2	7.378	%(a)	10/29/49	700	709,979
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(f)	A2	4.200%		03/28/17	1,975	2,108,036
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	6.375%		01/21/21	2,250	2,612,092
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	5.800%		01/13/20	6,330	7,127,453
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A(f)	A1	1.850%		03/21/18	2,700	2,624,735
Morgan Stanley, Notes, MTN	Baa1	5.450%		01/09/17	1,635	1,791,272
Morgan Stanley, Sr. Unsec’d. Notes(f)	Baa1	3.750%		02/25/23	6,575	6,322,250
Morgan Stanley, Sr. Unsec’d. Notes(f)	Baa1	5.750%		01/25/21	2,920	3,248,547

Morgan Stanley, Sr. Unsec’d. Notes(f)	Baa1	6.375%	07/24/42		2,360	2,716,119
Morgan Stanley, Sr. Unsec’d. Notes, MTN(f)	Baa1	4.100%	01/26/15		4,660	4,840,328
Morgan Stanley, Sr. Unsec’d. Notes, MTN(f)	Baa1	5.500%	07/28/21		10,000	10,949,410
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		2,530	2,800,604
Morgan Stanley, Sr. Unsec’d. Notes, MTN(f)	Baa1	6.250%	08/28/17		4,640	5,246,712
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		3,225	3,047,625
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23		6,800	6,310,638
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.854%	11/09/22		1,600	1,487,099
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21		3,025	3,409,178
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		1,225	1,250,462
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		1,625	1,672,262
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16		270	286,911
State Street Corp., Jr. Sub. Debs.	Baa1	4.956%	03/15/18		1,375	1,516,600
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(f)	Aa3	3.000%	01/18/23		5,125	4,831,829
Suntrust Bank, Sr. Unsec’d. Notes	A3	2.750%	05/01/23		3,675	3,375,910
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16		1,890	1,983,336
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22		1,750	1,659,357
Wachovia Bank NA, Sub. Notes	A1	4.875%	02/01/15		1,200	1,270,408
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17		1,775	1,810,411
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(f)	A2	3.500%	03/08/22		5,970	6,030,333
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21		1,335	1,453,086
Wells Fargo & Co., Sub. Notes(f)	A3	3.450%	02/13/23		4,075	3,901,030

						347,290,531

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43		1,425	1,424,044
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(h)	NR	6.750%	05/02/18		745	187,181
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		2,330	2,315,678

						3,926,903

Building Materials & Construction — 0.6%
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	B(b)	9.500%	12/14/16		4,900	5,218,500
Faenza GmbH (Germany), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	08/15/21	EUR	500	675,154
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	08/15/13		965	965,965
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23		1,348	1,298,460
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		3,625	3,534,375
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		2,820	2,749,500
Owens Corning, Inc., Gtd. Notes	Ba1	4.200%	12/15/22		1,625	1,588,829
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		1,885	1,969,825

						18,000,608

Cable — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24		2,000	1,870,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $562,500; purchased 11/08/12)(c)(e)(f)	B2	11.500%	11/20/14		500	540,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $3,667,919; purchased 09/13/12-07/30/13)(c)(e)	B2	11.500%	11/20/14		3,319	3,584,520
Comcast Corp., Gtd. Notes(f)(i)	A3	4.250%	01/15/33		5,555	5,351,848
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37		2,380	2,842,010
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37		2,400	3,028,594
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $998,750; purchased 04/24/13)(c)(e)	Baa2	4.500%	06/30/43		1,000	836,620
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21		1,650	1,806,750

CSC Holdings LLC, Sr. Unsec’d. Notes(f)	Ba3	7.625%	07/15/18		715	822,250
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		970	1,134,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		875	917,956
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		175	181,573
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14		1,810	1,890,789
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		2,700	2,437,142
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14		3,000	3,142,500
DISH DBS Corp., Gtd. Notes(f)	Ba3	7.000%	10/01/13		2,400	2,419,200
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21	GBP	3,000	4,680,520
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS	B1	8.875%	12/01/18	EUR	1,800	2,499,401
NBCuniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21		600	649,916
NBCuniversal Media LLC, Gtd. Notes	A3	5.950%	04/01/41		1,455	1,657,251
Netvicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500%	01/27/20		3,400	3,714,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41		1,754	1,501,908
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%	11/15/40		515	457,647
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37		870	831,169
Time Warner Cable, Inc., Gtd. Notes(f)	Baa2	6.750%	07/01/18		1,565	1,749,645
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14		255	265,128
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%	07/15/33		1,040	1,158,204
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.125%	01/21/23	EUR	4,200	5,386,335
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.500%	09/15/22	EUR	3,425	4,503,605
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(f)	B2	9.875%	04/15/18		2,000	2,180,000
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(f)	Ba3	6.625%	07/01/20		2,550	2,728,500
Videotron Laurentian Ltd. (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		1,847	1,939,350

						68,709,731

Capital Goods — 1.6%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	6.500%	07/15/22		3,425	3,639,062
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(f)	B2	4.875%	11/15/17		4,700	4,805,750
Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A	Ba3	6.500%	11/01/17		1,180	1,168,200
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		2,815	2,825,556
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42		1,300	1,183,459
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(c)(e)	Baa1	2.750%	03/15/17		1,280	1,305,581
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(c)(e)	Baa1	6.200%	11/01/16		270	306,881
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(c)(e)	Baa1	6.700%	06/01/34		810	922,454
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11, 05/14/13)(c)(e)	Baa1	7.000%	10/15/37		4,090	4,901,836
FedEx Corp., Gtd. Notes(f)	Baa1	4.100%	04/15/43		1,550	1,360,278
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		1,550	1,445,319
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19		1,850	1,993,375
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15		EUR 3,350	4,657,680
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)(c)(e)	Baa3	2.500%	07/11/14		700	709,295
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(c)(e)	Baa3	2.500%	03/15/16		3,975	4,040,977
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)(c)(e)	Baa3	2.875%	07/17/18		950	947,112

Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)(c)(e)	Baa3	3.125%	05/11/15	900	929,082
Pentair Finance SA (Luxembourg), Gtd. Notes	Baa2	1.875%	09/15/17	1,075	1,052,143
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	1,500	1,322,210
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850%	11/15/17	2,050	2,026,523
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22	4,000	4,460,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	1,800	2,025,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	3,250	3,252,509
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,505	1,596,518

					52,876,800

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(f)	Baa2	4.900%	06/01/43	3,050	2,840,001
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	1,730	1,835,113
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	4,565	4,271,511
CF Industries, Inc., Gtd. Notes(f)	Baa2	6.875%	05/01/18	240	283,210
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	195	232,150
Dow Chemical Co. (The), Sr. Unsec’d. Notes(f)	Baa2	3.000%	11/15/22	3,675	3,448,649
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	2,500	2,645,255
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41	2,235	2,289,418
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	410	610,961
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	960	878,313
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450%	12/08/17	5,300	5,174,719
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.000%	04/15/19	3,575	3,958,161
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	Ba1	6.750%	09/19/42	2,200	2,106,500
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	Ba1	4.875%	09/19/22	900	886,500
Phosagro OAO via Phosagro Bond Funding Ltd. (Ireland), Gtd. Notes, 144A	Baa3	4.204%	02/13/18	3,930	3,812,100
Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A	Ba1	3.914%	01/31/18	2,425	2,309,812
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	850	984,716

					38,567,089

Consumer — 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(f)	B2	4.625%	05/15/21	2,325	2,214,563
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	3,121	3,421,396
QVC, Inc., Sr. Sec’d. Notes	Ba2	5.125%	07/02/22	1,700	1,715,863
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	2,700	2,925,142

					10,276,964

Electric — 2.1%
AES Corp. (The), Sr. Unsec’d. Notes(f)	Ba3	8.000%	10/15/17	10,800	12,528,000
AES Corp. (The), Sr. Unsec’d. Notes(f)	Ba3	9.750%	04/15/16	1,250	1,462,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes Ser. F	Baa2	2.950%	12/15/22	7,100	6,642,398
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	1,650	1,765,500
Commonwealth Edison Co., First Mortgage	A3	6.450%	01/15/38	690	872,035
Connecticut Light & Power Co. (The), First Ref. Mortgage(f)	A3	2.500%	01/15/23	3,050	2,847,852
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	6,000	6,486,798
Duke Energy Carolinas LLC, First Mortgage(f)(i)	A1	4.250%	12/15/41	1,000	957,829
Duke Energy Carolinas LLC, First Ref. Mortgage(i)	A1	4.000%	09/30/42	1,025	941,429
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	1,250	1,284,090
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	750	803,657
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	185	185,000
Enel Finance International NV (Netherlands), Gtd. Notes, 144A(f)	Baa2	6.000%	10/07/39	1,200	1,084,440
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	1,000	1,025,416
Entergy Arkansas, Inc., First Mortgage	A3	3.050%	06/01/23	1,200	1,151,219
Entergy Corp., Sr. Unsec’d. Notes(f)	Baa3	4.700%	01/15/17	2,475	2,630,952
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	125	133,464

Exelon Generation Co. LLC, Sr. Unsec’d. Notes(f)	Baa2	6.200%	10/01/17	750	860,731
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.250%	10/01/39	800	870,321
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	2,310	2,330,483
Georgia Power Co., Sr. Unsec’d. Notes	A3	4.750%	09/01/40	1,050	1,052,378
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	15	15,391
Nevada Power Co., General Ref. Mortgage	A3	5.375%	09/15/40	500	560,932
NRG Energy, Inc., Gtd. Notes	B1	6.625%	03/15/23	7,250	7,431,250
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.800%	09/01/18	545	656,229
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%	04/15/42	1,800	1,747,382
PacifiCorp, First Mortgage(f)	A2	4.100%	02/01/42	790	735,359
Progress Energy, Inc., Sr. Unsec’d. Notes(f)	Baa2	3.150%	04/01/22	4,000	3,883,492
Public Service Electric & Gas Co., Sec’d. Notes, MTN(f)	A1	3.800%	01/01/43	1,950	1,780,543
Puget Sound Energy, Inc., Sr. Sec’d. Notes(f)	A3	4.434%	11/15/41	2,550	2,481,346
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/41	725	731,985
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18	725	820,941
Virginia Electric and Power Co., Sr. Unsec’d. Notes(f)	A3	2.950%	01/15/22	1,075	1,072,334

					69,833,676

Energy — Integrated — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	3,035	2,969,511
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	1,615	1,630,788
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	435	471,958
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	680	688,595
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(f)	Baa2	4.450%	09/15/42	2,425	2,230,243
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	2,950	3,618,004
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,375	1,573,000
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A(f)	Ba2	7.250%	12/12/21	6,000	6,450,000
Reliance Holdings USA, Inc., Gtd. Notes, RegS	Baa2	5.400%	02/14/22	1,500	1,557,737
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	4,528	4,702,287
Rosneft Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.625%	03/20/17	1,100	1,205,820
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500%	11/14/22	7,400	6,919,000
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	5,850	6,876,137
Total Capital Canada Ltd. (Canada), Gtd. Notes(f)	Aa1	2.750%	07/15/23	3,420	3,199,711

					44,092,791

Energy — Other — 1.8%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(b)	10.250%	04/08/19	900	1,037,250
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(b)	11.500%	02/01/16	1,400	1,620,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	7,890	9,197,665
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(f)	Baa3	6.450%	09/15/36	2,150	2,520,194
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	175	211,460
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/39	1,600	2,197,326
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	1,225	1,186,111
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41	2,775	3,189,316
Halliburton Co., Sr. Unsec’d. Notes(f)	A2	4.500%	11/15/41	485	474,721
Halliburton Co., Sr. Unsec’d. Notes	A2	4.750%	08/01/43	795	803,240
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	1,060	1,277,427
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	4,450	4,450,307
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	3.950%	12/01/42	1,400	1,265,753
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	7,450	7,725,158
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,622	1,851,278
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17	795	825,232
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650%	03/15/17	1,300	1,495,270
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	700	823,307
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	4,750	5,864,331
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,000	1,050,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	3.149%	03/06/17	2,170	2,145,588
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,775	1,768,569

Weatherford International Ltd. (Bermuda), Gtd. Notes(f)	Baa2	5.125%	09/15/20	525	552,477
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950%	04/15/42	5,020	4,921,473

					58,453,953

Foods — 1.8%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes(f)	A3	4.000%	01/17/43	1,450	1,329,022
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	800	997,334
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	3,075	3,897,074
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,880	2,730,428
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(g)	A3	8.200%	01/15/39	450	668,552
ARAMARK Corp., Gtd. Notes, 144A(f)	B3	5.750%	03/15/20	3,200	3,328,000
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	05/15/17	2,075	2,088,878
BFF International Ltd. (Cayman Islands), Gtd. Notes, RegS	Baa3	7.250%	01/28/20	1,500	1,650,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23	925	795,500
ConAgra Foods, Inc., Sr. Unsec’d. Notes(f)	Baa2	3.200%	01/25/23	1,200	1,148,399
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,450	1,400,616
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/25/43	1,200	1,147,182
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	4,920	5,313,600
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	6,355	7,022,275
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $574,375; purchased 01/30/12)(c)(e)	Ba3	11.625%	05/01/14	500	531,400
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(c)(e)(f)	Ba3	7.250%	06/01/21	2,580	2,644,500
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $492,845; purchased 01/25/12)(c)(e)	Ba3	8.250%	02/01/20	500	530,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	06/04/42	1,175	1,188,442
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18	2,640	3,107,618
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,910	2,307,486
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250%	02/10/22	2,270	2,655,900
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	930	1,082,562
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	1,390	1,415,878
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	3,220	3,232,107
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	5,005	5,647,982

					57,860,735

Gaming — 0.4%
Ameristar Casinos, Inc., Gtd. Notes(f)	B3	7.500%	04/15/21	1,030	1,099,525
Marina District Finance Co., Inc., Sr. Sec’d. Notes(f)	B2	9.500%	10/15/15	1,550	1,619,750
MGM Resorts International, Gtd. Notes(f)	B3	6.625%	12/15/21	1,875	1,978,125
MGM Resorts International, Gtd. Notes(f)	B3	7.625%	01/15/17	2,000	2,250,000
Pinnacle Entertainment, Inc., Gtd. Notes(f)	B1	8.625%	08/01/17	2,500	2,606,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,248,000; purchased 06/22/11, 06/28/12)(c)(e)	B1	11.375%	07/15/16	2,100	2,226,000

					11,779,650

Healthcare & Pharmaceutical — 2.4%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	4.400%	11/06/42	1,600	1,517,957
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	1,200	1,099,484
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	3,005	2,980,497
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	2,985	3,056,112
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	4.000%	09/18/42	1,375	1,238,237
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900%	08/15/17	1,900	1,903,576
CHS/Community Health Systems, Inc., Gtd. Notes(f)	B3	8.000%	11/15/19	1,627	1,718,519
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18	2,600	2,652,000
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	2.950%	06/15/23	1,900	1,809,818
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	2,900	2,969,290
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	4,680	5,259,829

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(i)	A1	2.850%	05/08/22	3,850	3,738,115
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	4,925	5,676,062
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,295	1,367,844
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,500	1,635,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	190	205,675
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	325	313,999
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15	2,700	2,816,505
LifePoint Hospitals, Inc., Gtd. Notes	Ba1	6.625%	10/01/20	2,055	2,178,300
McKesson Corp., Sr. Unsec’d. Notes(f)	Baa2	6.500%	02/15/14	1,000	1,030,998
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	Aa3	4.125%	07/01/52	675	573,598
Merck & Co, Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43	5,525	5,204,959
Mylan, Inc., Gtd. Notes, 144A	Baa3	6.000%	11/15/18	1,450	1,568,253
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.600%	06/24/18	2,800	2,794,700
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300%	06/15/43	2,275	2,187,904
Roche Holdings, Inc., Gtd. Notes, 144A	A1	7.000%	03/01/39	1,500	2,030,994
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.250%	04/15/23	1,790	1,708,841
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	525	493,519
Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes	A3	3.650%	11/10/21	3,110	3,126,816
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(f)	B1	6.500%	07/15/16	4,000	4,140,000
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	3,300	3,481,500
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	450	427,216
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(f)	Baa2	4.700%	02/01/43	4,505	4,287,787

					77,193,904

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	11/15/42	1,775	1,586,294
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	05/15/42	1,150	1,078,539
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	06/15/16	1,910	2,166,162
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	12/15/37	1,825	2,243,673
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	965	1,064,021
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	02/15/42	2,225	2,397,633
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	905	1,023,576
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	06/15/21	500	561,245
Coventry Health Care, Inc., Sr. Unsec’d. Notes(f)	Baa2	5.950%	03/15/17	1,775	2,016,631
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	01/15/15	2,100	2,254,608
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	625	551,392
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.375%	03/15/42	3,380	3,165,177
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%	11/15/41	1,725	1,669,405
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.700%	10/15/40	185	207,547
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.800%	03/15/36	130	146,169
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	490	568,537
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	1,000	1,148,244
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	475	586,270
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	660	619,073
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	3,025	2,864,929

					27,919,125

Insurance — 2.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	240	260,262
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	890	1,032,862
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	450	442,355
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	280	304,486
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	200	216,740
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%	05/18/17	3,330	3,702,863

American International Group, Inc., Sr. Unsec’d. Notes(g)	Baa1	6.400%		12/15/20	9,785	11,547,005
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18	850	1,063,523
American International Group, Inc., Sr. Unsec’d. Notes, MTN(f)	Baa1	5.850%		01/16/18	4,560	5,190,612
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%		12/01/14	2,350	2,486,956
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(f)	Aa2	4.500%		02/11/43	4,290	4,097,829
Chubb Corp. (The), Jr. Sub. Notes	A3	6.375	%(a)	03/29/67	650	703,625
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34	525	578,126
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.300%		04/15/43	480	434,821
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(f)	Baa3	5.125%		04/15/22	1,200	1,322,018
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(f)	Baa3	6.100%		10/01/41	1,660	1,918,920
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%		05/01/22	1,325	1,373,096
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	5.000%		06/01/21	350	369,839
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42	2,575	2,870,208
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35	1,190	1,301,895
Lincoln National Corp., Jr. Sub. Notes	Baa3	6.050	%(a)	04/20/67	940	940,000
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%		03/15/22	865	887,410
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%		10/09/37	600	705,406
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%		06/15/40	4,750	6,032,942
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%		07/01/19	800	1,040,103
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%		07/01/22	2,750	2,924,625
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43	300	285,094
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%		09/30/19	6,680	8,033,642
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375%		12/01/41	1,645	1,728,834
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%		06/01/39	550	810,889
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	Baa2	7.875%		12/15/37	759	895,620
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.125%		08/13/42	2,700	2,433,767
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%		02/15/19	2,750	3,478,060
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000	%(a)	10/18/42	1,525	1,523,771
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%		03/30/40	190	215,437
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%		04/30/20	360	409,039
Principal Financial Group, Inc., Gtd. Notes	A3	4.350%		05/15/43	3,100	2,841,032
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42	275	263,948
Progressive Corp. (The), Jr. Sub. Notes	A2	6.700	%(a)	06/15/37	365	397,850
Swiss Re Treasury US Corp., Gtd. Notes, 144A	A1	4.250%		12/06/42	5,235	4,659,773
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%		12/16/39	830	1,031,531
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%		09/15/20	225	247,523
Willis Group Holdings Ltd. Co. (Ireland), Gtd. Notes	Baa3	4.125%		03/15/16	630	661,490
WR Berkley Corp., Sr. Unsec’d. Notes(f)	Baa2	4.625%		03/15/22	2,675	2,802,969
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%		09/15/20	2,235	2,412,955
XL Group PLC (Ireland), Jr. Sub. Notes	Ba1	6.500	%(a)	12/31/49	260	255,450
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%		09/15/14	25	26,168

						89,163,369

Lodging — 0.8%
Carnival Corp. (Panama), Gtd. Notes	Baa1	1.200%		02/05/16	3,025	3,007,561
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%		03/01/19	5,055	5,119,416
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	7.150%		12/01/19	4,840	5,897,879
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%		03/01/18	1,375	1,360,821
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%		03/01/17	5,370	5,477,104
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%		03/01/22	5,015	4,946,375
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.625%		03/01/21	980	1,053,739

						26,862,895

Media & Entertainment — 1.9%
AMC Entertainment, Inc., Gtd. Notes(f)	Caa1	9.750%	12/01/20		5,716	6,516,240
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18		90	103,436
CBS Corp., Gtd. Notes (original cost $1,927,731; purchased 06/11/12)(c)(e)	Baa2	1.950%	07/01/17		1,950	1,950,626
CBS Corp., Gtd. Notes (original cost $220,120; purchased 06/20/12)(c)(e)(f)	Baa2	4.850%	07/01/42		225	208,381
CBS Corp., Gtd. Notes (original cost $1,917,333; purchased 02/10/12)(c)(e)(f)	Baa2	5.900%	10/15/40		1,660	1,756,645
CBS Corp., Gtd. Notes (original cost $2,855,819; purchased 08/29/12)(c)(e)	Baa2	8.875%	05/15/19		2,128	2,757,494
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125%	08/01/18		5,935	6,543,338
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22		803	831,105
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22		2,172	2,269,740
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29		678	791,916
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14		3,000	3,150,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30		5,000	5,406,250
Myriad International Holdings BV (Netherlands), Gtd. Notes, 144A	Baa3	6.000%	07/18/20		2,025	2,090,813
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37		3,325	3,686,022
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41		2,445	2,761,566
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		160	191,183
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		550	678,776
News America, Inc., Gtd. Notes	Baa1	8.250%	08/10/18		3,370	4,316,037
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14		1,000	1,047,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14		2,400	2,457,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16		1,800	2,079,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		900	992,250
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28		520	628,612
Time Warner, Inc., Gtd. Notes(f)	Baa2	4.900%	06/15/42		775	756,833
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40		2,600	2,933,661
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41		2,590	2,922,305
TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS	B1	10.750%	11/15/17	EUR	1,000	1,423,478
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14		315	327,541
Viacom, Inc., Sr. Unsec’d. Notes	BBB+(b)	4.375%	03/15/43		4	3,432
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	02/27/42		1,851	1,625,672

						63,206,852

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(f)	Ba1	4.250%	08/05/15		3,100	3,193,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(f)	Ba1	6.125%	06/01/18		3,300	3,465,000
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(f)	Baa2	4.100%	05/01/23		1,750	1,488,389
Berau Capital Resources, Sr. Sec’d. Notes, RegS	B1	12.500%	07/08/15		3,760	3,938,600
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(f)	B1	6.000%	04/01/17		2,500	2,500,000
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		445	423,822
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18		3,625	3,706,562
PT Adaro Indonesia Tbk (Indonesia), Sr. Unsec’d. Notes, RegS	Ba1	7.625%	10/22/19		1,985	2,056,956
Raspadskaya OJSC via Raspadskaya Securities Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	B1	7.750%	04/27/17		1,825	1,834,125
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	8.950%	05/01/14		1,100	1,165,371
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40		1,400	1,339,115
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		2,055	2,149,292
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	6.250%	07/15/41		615	581,334
Vedanta Resources PLC (United Kingdom), Sr. Notes, 144A	Ba3	6.000%	01/31/19		2,800	2,730,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15		3,975	3,957,896
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17		4,200	4,100,578
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,375	1,393,650

						40,023,690

Non-Captive Finance — 1.8%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A(f)	Baa2	3.750%		11/16/22		2,050	1,793,750
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		05/15/17		2,500	2,637,500
CIT Group, Inc., Sr. Unsec’d. Notes(f)	Ba3	5.000%		08/15/22		3,650	3,618,062
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(f)	Ba3	4.750%		02/15/15		1,500	1,548,750
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(f)	Ba3	5.500%		02/15/19		11,000	11,536,250
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(g)(i)	A1	2.300%		04/27/17		4,900	4,971,702
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(i)	A1	5.875%		01/14/38		5,314	5,826,530
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(g)	A1	6.000%		08/07/19		2,300	2,680,574
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(i)	A1	6.875%		01/10/39		4,160	5,119,712
General Electric Capital Corp., Sub. Notes(f)	A2	5.300%		02/11/21		545	597,145
HSBC Finance Capital Trust IX, Gtd. Notes	Baa2	5.911	%(a)	11/30/35		900	918,000
HSBC Finance Corp., Sub. Notes	Baa2	6.676%		01/15/21		145	163,952
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(f)	Ba2	6.500%		09/01/14		1,275	1,333,969
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%		05/15/16		575	605,907
International Lease Finance Corp., Sr. Unsec’d. Notes(f)	Ba3	6.250%		05/15/19		700	738,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		09/15/15		1,000	1,107,500
Nelnet, Inc., Jr. Sub. Notes	Ba2	3.651	%(a)	09/29/36		1,750	1,312,500
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	Aa2	0.996	%(a)	07/03/33		330	274,269
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875%		09/25/22		2,895	2,829,797
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		630	670,950
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%		09/10/15		1,750	1,782,813
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.000%		04/15/15		1,800	1,854,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%		11/14/14		1,450	1,497,125
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%		01/25/17		650	690,625
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(f)	Caa1	6.900%		12/15/17		1,700	1,708,500

							57,818,382

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	6.750%		09/15/20		1,200	1,299,000
Greif Luxembourg Finance (Luxembourg), Sr. Unsec’d. Notes, 144A	Ba2	7.375%		07/15/21	EUR	730	1,092,553
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%		08/01/19		1,225	1,396,500

							3,788,053

Paper — 0.7%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(c)(e)	Baa2	7.375%		12/01/25		3,697	4,696,351
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%		11/15/41		2,290	2,509,155
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%		11/15/39		1,075	1,355,422
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%		06/15/18		5,690	7,088,716
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%		05/15/19		2,225	2,942,783
MeadWestvaco Corp., Sr. Unsec’d. Notes	Baa3	7.375%		09/01/19		1,650	1,933,817
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%		03/01/23		975	938,624
Rock-Tenn Co., Gtd. Notes	Ba1	4.450%		03/01/19		1,140	1,207,921
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%		03/01/22		1,700	1,754,791

							24,427,580

Pipelines & Other — 1.3%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%		06/01/43		2,700	2,547,890
AmeriGas Finance LLC, Gtd. Notes(f)	Ba2	7.000%		05/20/22		2,480	2,641,200
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%		01/15/41		1,130	1,303,278
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.500%		04/01/20		2,009	2,338,912
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%		06/01/21		510	530,546
Energy Transfer Partners LP, Sr. Unsec’d. Notes(f)	Baa3	5.150%		02/01/43		2,200	2,050,440

Enterprise Products Operating LLC, Gtd. Notes(f)	Baa1	4.850%		08/15/42		2,900	2,810,027
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(f)	Baa2	3.950%		09/01/22		2,150	2,142,922
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%		08/15/42		5,000	4,718,995
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%		03/01/43		2,925	2,759,264
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%		08/15/33		520	628,116
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.200%		12/01/42		1,600	1,407,454
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%		02/01/21		5,500	5,790,680
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%		02/15/44		1,725	1,598,932
Nisource Finance Corp., Gtd. Notes	Baa3	5.450%		09/15/20		355	394,848
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%		10/01/17		1,250	1,233,188
Sempra Energy, Sr. Unsec’d. Notes(f)	Baa1	2.300%		04/01/17		2,060	2,093,240
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%		06/01/16		750	857,810
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950%		01/15/43		1,950	1,825,409
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	Baa1	4.450%		08/01/42		1,500	1,362,730
Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	4.000%		07/01/22		700	694,114
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%		11/15/21		1,475	1,455,157

							43,185,152

Railroads — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(f)	A3	4.375%		09/01/42		3,425	3,190,473
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100%		03/15/44		4,167	3,674,173
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	Baa1	9.750%		06/15/20		3,700	5,079,438
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	6.250%		05/01/34		1,800	2,171,030

							14,115,114

Real Estate Investment Trusts — 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes(f)	Ba3	7.750%		02/15/19		4,000	4,300,000
Digital Realty Trust LP, Gtd. Notes(f)	Baa2	4.500%		07/15/15		4,700	4,938,417
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14		1,283	1,388,847
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%		08/15/14		1,100	1,138,455
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500%		12/15/17		1,225	1,207,947
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%		11/15/15		1,830	1,997,202
Simon Property Group LP, Sr. Unsec’d. Notes(f)	A3	2.800%		01/30/17		245	253,679
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%		03/15/22		350	348,223
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.200%		02/01/15		260	271,113
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%		05/30/18		3,065	3,615,026
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%		05/15/14		340	350,764
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%		04/01/19		600	833,806
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500%		02/01/18		6,250	6,068,869
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%		09/02/15		1,450	1,587,025

							28,299,373

Retailers — 1.1%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700%		04/15/22		1,320	1,296,499
CVS Caremark Corp., Sr. Unsec’d. Notes(f)	Baa2	5.750%		05/15/41		2,690	3,077,414
CVS Caremark Corp., Sr. Unsec’d. Notes(f)	Baa2	6.125%		09/15/39		1,395	1,650,941
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.250%		06/01/27		1,572	1,890,050
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500%		10/15/20		2,150	2,204,081
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%		04/01/43		2,525	2,387,759
Kohl’s Corp., Sr. Unsec’d. Notes(f)	Baa1	3.250%		02/01/23		3,000	2,791,488
L Brands, Inc., Gtd. Notes	Ba1	5.625%		02/15/22		6,325	6,554,281
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	4.650%		04/15/42		1,250	1,237,242
Macy’s Retail Holdings, Inc., Gtd. Notes(f)	Baa3	3.875%		01/15/22		475	481,062
Macy’s Retail Holdings, Inc., Gtd. Notes(f)	Baa3	4.300%		02/15/43		3,820	3,343,104
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%		10/15/21		250	263,333
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	Ba3	4.477	%(a)	08/01/19	EUR	3,275	4,422,261
Target Corp., Sr. Unsec’d. Notes	A2	7.000%		01/15/38		536	715,464
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%		04/15/41		525	612,873
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%		09/15/17		2,925	2,920,226

							35,848,078

Technology — 1.9%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14		950	996,489
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		275	284,464
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18		3,500	3,736,250
Avaya, Inc., Sec’d. Notes, 144A(f)	Caa1	10.500%	03/01/21		3,050	2,340,875
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17		10,392	10,963,560
CommScope, Inc., Gtd. Notes, 144A (original cost $3,783,125; purchased 09/29/11-05/15/12)(c)(e)(f)	B3	8.250%	01/15/19		3,700	4,060,750
Fidelity National Information Services, Inc., Gtd. Notes(f)	Baa3	7.875%	07/15/20		3,300	3,646,685
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		150	156,324
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		10,715	11,202,083
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	3.300%	12/09/16		1,930	2,016,126
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18		2,800	3,144,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes(f)	Ba1	4.700%	09/15/22		2,900	2,834,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.625%	12/15/20		4,700	4,923,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750%	06/01/18		2,775	2,733,375
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20		1,050	1,139,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16		330	366,713
SunGard Data Systems, Inc., Gtd. Notes(f)	Caa1	7.625%	11/15/20		1,150	1,247,750
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		3,500	3,933,125
Xerox Corp., Sr. Unsec’d. Notes(f)	Baa2	2.950%	03/15/17		1,100	1,132,289
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		1,050	1,098,189
Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14		540	570,642

						62,527,689

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	3.125%	07/16/22		2,040	1,900,497
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.300%	12/15/42		910	792,906
AT&T, Inc., Sr. Unsec’d. Notes(g)	A3	5.350%	09/01/40		3,700	3,745,033
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39		3,250	3,782,041
Bharti Airtel International Netherlands BV (Netherlands), Gtd. Notes, 144A	BB+(b)	5.125%	03/11/23		3,025	2,813,250
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000%	06/22/15		825	840,966
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		3,460	5,256,916
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		470	610,182
CenturyLink, Inc., Sr. Unsec’d. Notes(f)	Ba2	7.600%	09/15/39		1,710	1,620,225
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(f)	Caa1	8.250%	09/30/20		2,450	2,633,750
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18		1,535	1,665,475
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20	EUR	2,150	3,346,504
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20		1,400	1,638,000
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)(c)(e)	Baa3	7.082%	06/01/16		2,890	3,253,117
Embarq Corp., Sr. Unsec’d. Notes (original cost $2,040,482; purchased 08/17/12)(c)(e)	Baa3	7.995%	06/01/36		1,890	1,983,765
Indosat Palapa Co. BV (Netherlands), Gtd. Notes, RegS	Ba1	7.375%	07/29/20		3,500	3,806,250
MetroPCS Wireless, Inc., Gtd. Notes	Ba3	7.875%	09/01/18		1,250	1,356,250
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14		1,610	1,723,128
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A3	2.125%	05/01/18		3,500	3,389,523
Softbank Corp. (Japan), Gtd. Notes, 144A(f)	Ba1	4.500%	04/15/20		2,500	2,418,750
Sprint Capital Corp., Gtd. Notes(f)	B1	6.900%	05/01/19		5,000	5,287,500
Sprint Communications, Inc., Sr. Unsec’d. Notes(f)	B1	6.000%	12/01/16		2,000	2,125,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(f)	B1	7.000%	08/15/20		3,450	3,635,437

Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41	3,995	3,749,847
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	930	1,030,382
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	600	690,464
Verizon Communications, Inc., Sr. Unsec’d. Notes(f)	A3	7.350%	04/01/39	2,210	2,824,630
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21	1,250	1,334,375
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125%	04/30/18	200	231,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750%	07/15/17	EUR 1,400	1,969,588
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(f)	B3	11.750%	07/15/17	770	812,350
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	EUR 1,900	2,673,012

					74,940,113

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	5,375	8,065,650
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	940	1,448,052
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	5,625	5,503,072
Lorillard Tobacco Co., Gtd. Notes(f)	Baa2	2.300%	08/21/17	2,075	2,044,074
Lorillard Tobacco Co., Gtd. Notes(f)	Baa2	3.500%	08/04/16	340	355,315
Lorillard Tobacco Co., Gtd. Notes(f)	Baa2	3.750%	05/20/23	3,525	3,214,229
Lorillard Tobacco Co., Gtd. Notes(f)	Baa2	8.125%	06/23/19	305	372,300
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	03/04/43	1,700	1,530,843
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41	3,210	3,021,265
Reynolds American, Inc., Gtd. Notes(f)	Baa2	3.250%	11/01/22	5,000	4,733,565
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17	2,375	2,755,504

					33,043,869

TOTAL CORPORATE BONDS (cost $1,552,391,141)					1,540,607,792

FOREIGN AGENCIES — 3.5%
China Development Bank Corp. (China), Sr. Unsec’d. Notes	Aa3	5.000%	10/15/15	100	107,731
CNOOC Finance 2013 Ltd. (British Virgin Islands), Gtd. Notes	Aa3	3.000%	05/09/23	2,800	2,549,240
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes(f)	Aa3	3.750%	01/15/16	1,190	1,253,172
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	1,298	1,440,916
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	Baa3	6.850%	07/02/37	2,000	2,020,000
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS(f)	Baa3	6.375%	10/21/16	1,720	1,917,800
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15	965	1,066,325
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	925	1,100,750
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/04/16	625	643,750
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(f)	Baa1	4.950%	05/23/16	1,600	1,680,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22	4,227	4,554,170
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.625%	04/28/34	1,800	2,146,500
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	1,000	1,225,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	Aa3	3.375%	07/31/23	3,000	2,963,400

KazMunayGas National Co. JSC (Kazakhstan), Gtd. Notes, 144A	Baa3	9.125%	07/02/18	3,565	4,340,387
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/30/43	2,725	2,397,727
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	11.750%	01/23/15	2,650	2,981,250
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(f)	Aa3	3.500%	08/22/17	6,790	7,065,389
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	2,825	2,969,120
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21	1,550	1,640,796
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750%	07/13/21	1,000	1,053,113
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.750%	06/17/14	3,400	3,543,028
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22	4,075	3,726,869
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	2,125	2,237,865
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.250%	06/28/17	4,945	5,451,862
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.750%	10/17/16	5,945	6,591,519
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	4.300%	05/20/23	1,675	1,503,313
Petrobras Global Finance BV (Netherlands), Gtd. Notes(f)	A3	4.375%	05/20/23	4,020	3,620,472
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(f)	A3	5.375%	01/27/21	2,675	2,663,859
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	NR	4.900%	10/28/14	7,245	6,817,545
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22	1,925	1,977,938
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	4,300	4,633,250
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	06/27/44	4,100	3,745,350
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	8.000%	05/03/19	2,055	2,507,100
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	Baa1	8.250%	06/02/22	GBP 500	946,908
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	3.500%	01/30/23	2,675	2,447,625
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	5.500%	06/27/44	2,445	2,233,507
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%	12/02/24	3,100	3,844,000
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	08/01/17	2,400	2,429,386
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa2	4.500%	11/30/15	EUR 3,816	5,291,877
VTB Bank OJSC ia VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	05/29/18	2,075	2,225,438

TOTAL FOREIGN AGENCIES (cost $120,197,189)					115,555,247

MUNICIPAL BONDS — 1.7%
California — 0.4%
Bay Area Toll Authority, BABs, Taxable Revenue Bonds	Aa3	6.263%	04/01/49	3,755	4,617,448
Bay Area Toll Authority, BABs, Taxable, Revenue Bonds	A1	6.907%	10/01/50	525	653,242
California Institute of Technology, Sr. Unsec’d. Notes	Aa1	4.700%	11/01/11	1,130	992,537
Los Angeles Department of Water & Power, BABs, Revenue Bonds	Aa3	5.716%	07/01/39	2,280	2,567,280
State of California, BABs, GO	A1	7.300%	10/01/39	835	1,089,909
State of California, BABs, Revenue Bonds	A1	7.600%	11/01/40	920	1,244,705
State of California, BABs, Revenue Bonds	A1	7.625%	03/01/40	275	369,971
State of California, BABs, Taxable, GO	A1	7.550%	04/01/39	1,600	2,157,424
University of California, Rev. BABs	Aa1	5.770%	05/15/43	500	559,270

					14,251,786

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series B	Aa2	5.844%	11/01/50	3,815	4,435,853

Illinois — 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	A2	6.395%	01/01/40	3,170	3,705,540
State of Illinois, Taxable	A3	4.421%	01/01/15	1,910	1,987,890

					5,693,430

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Taxable, Revenue Bonds	A3	7.102%	01/01/41	725	931,328
New Jersey State Turnpike Authority, BABs, Taxable, Revenue Bonds	A3	7.414%	01/01/40	2,250	2,988,877
Rutgers State University, BABs, Revenue Bonds	Aa3	5.665%	05/01/40	1,350	1,499,621

					5,419,826

New York — 0.5%
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	Aa2	5.000%	06/15/47	9,250	9,488,742
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	Aa2	5.882%	06/15/44	3,300	3,871,659
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458%	10/01/62	1,600	1,446,592

					14,806,993

Ohio — 0.2%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	A1	5.000%	02/15/48	2,800	2,774,772
Ohio State University, BABs, Revenue Bonds	Aa1	4.910%	06/01/40	295	310,576
Ohio State University, Taxable, Revenue Bonds, Series A	Aa1	4.800%	06/01/11	2,810	2,532,006
Ohio State Water Development Authority, BABs, Taxable, Revenue Bonds	Aaa	4.879%	12/01/34	375	380,914

					5,998,268

Oregon
Oregon State Department of Transportation Highway, BABs, Taxable, Revenue Bonds	Aa2	5.834%	11/15/34	235	273,378

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	A1	6.105%	12/01/39	400	449,972
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	A1	5.511%	12/01/45	1,155	1,220,234

					1,670,206

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs	Aa2	6.731%	07/01/43	550	627,555

Texas
City Public Service Board of San Antonio, Taxable, Revenue Bonds	Aa1	4.427%	02/01/42	980	931,461
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	Aaa	5.028%	04/01/26	200	220,266

					1,151,727

TOTAL MUNICIPAL BONDS (cost $56,505,411)					54,329,022

SOVEREIGN BONDS — 7.2%
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	C	2.000%	02/24/23	EUR 5,720	4,407,721

Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	C	5.800%		07/14/15	JPY	128,900	1,158,533
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	C	5.800%		07/14/15	JPY	350,000	3,145,746
Hungary Government International (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%		02/19/18		3,622	3,540,505
Hungary Government International (Hungary), Sr. Unsec’d. Notes(f)	Ba1	5.375%		02/21/23		3,300	3,147,375
Hungary Government International (Hungary), Sr. Unsec’d. Notes, RegS	Ba1	6.000%		01/11/19	EUR	1,795	2,513,353
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%		06/18/19	EUR	12,600	17,747,682
Ireland Government Bond (Ireland), Unsec’d. Notes	Ba1	4.500%		04/18/20	EUR	6,280	8,808,275
Italy Buoni Poliennali Del Tesoro (Italy), Unsec’d. Notes	Baa2	4.750%		05/01/17	EUR	4,015	5,682,842
Italy Buoni Poliennali Del Tesoro (Italy), Unsec’d. Notes	Baa2	6.500%		11/01/27	EUR	7,610	11,866,327
Italy Government International (Italy), Sr. Unsec’d. Notes, MTN	Baa2	2.500%		03/02/15	CHF	1,500	1,640,121
Italy Government International (Italy), Sr. Unsec’d. Notes	Baa2	3.450%		03/24/17	JPY	285,000	2,993,161
Italy Government International (Italy), Sr. Unsec’d. Notes	Baa2	4.500%		06/08/15	JPY	335,000	3,570,362
Italy Government International (Italy), Sr. Unsec’d. Notes	BBB(b)	5.250%		09/20/16		500	537,550
Italy Government International (Italy), Series E, Sr. Unsec’d. Notes, MTN	Baa2	5.750%		07/25/16	EUR	1,280	1,847,595
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875%		12/01/24		1,000	1,425,911
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN	AA(b)	2.750%		03/05/15		3,000	3,097,554
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(b)	2.875%		09/15/14		1,000	1,025,636
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, RegS	Baa2	6.730	%(d)	05/31/18		2,421	2,195,003
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, 144A	Baa2	6.730	%(d)	05/31/18		264	239,032
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.000%		11/21/18		3,000	2,970,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	3.850%		04/15/21	EUR	700	797,266
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.100%		04/15/37	EUR	920	866,906
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.450%		06/15/18	EUR	3,000	3,779,534
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.750%		06/14/19	EUR	9,020	11,220,761
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	Ba3	4.800%		06/15/20	EUR	1,850	2,263,836
Qatar Government International (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%		01/20/42		2,400	2,556,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes(f)	Baa2	5.625%		01/07/41		2,600	2,567,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%		01/20/37		2,200	2,581,700
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%		02/03/15	EUR	1,400	2,017,268
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	8.250%		01/20/34		1,280	1,664,000
Republic of Brazil (Brazil), Unsec’d. Notes	Baa2	11.000%		06/26/17	EUR	4,450	7,799,695
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	Baa2	4.250%		07/09/17	EUR	200	285,095
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	Baa2	8.250%		01/15/15		2,000	2,200,080
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%		09/18/37		2,245	2,839,925
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.625%		04/15/43		1,000	822,500
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21		4,000	4,060,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	11.625%		03/04/19		2,000	2,740,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	4.625%		04/15/43		1,490	1,225,525
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%		04/16/19		2,280	2,798,356
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	7.125%		03/30/19		325	394,062

Republic of Peru (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%		10/14/14	EUR	5,502	7,814,409
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%		03/15/16	EUR	3,426	5,024,964
Republic of Portugal (Portugal), Sr. Unsec’d. Notes, RegS	Ba3	3.500%		03/25/15		6,100	6,000,326
Republic of Slovakia (Slovakia), Sr. Unsec’d. Notes, RegS	A2	4.375%		05/21/22		2,200	2,239,160
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.125%		05/18/20	EUR	401	567,347
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.875%		04/02/19	EUR	2,200	3,256,040
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	7.000%		06/05/20		2,830	3,240,350
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	8.000%		02/14/34		1,860	2,255,250
Romanian Government International (Romania), Sr. Unsec’d. Notes, RegS	Baa3	5.000%		03/18/15	EUR	2,000	2,781,865
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%		04/04/17		4,200	4,343,346
South Africa Government International (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%		04/05/16	EUR	2,900	4,099,151
Spain Government Bond (Spain), Bonds	Baa3	4.500%		01/31/18	EUR	2,500	3,486,856
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.250%		10/31/16	EUR	8,780	12,179,260
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.700%		07/30/41	EUR	800	984,834
Spain Government Bond (Spain), Sr. Unsub, Notes	Baa3	5.850%		01/31/22	EUR	2,925	4,266,014
Spain Government International (Spain), Sr. Unsec’d. Notes, 144A	Baa3	4.000%		03/06/18		3,500	3,455,550
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%		04/22/23	EUR	9,700	12,606,013
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%		07/14/17	EUR	7,070	10,379,078
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%		03/08/44		3,040	2,796,800
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.750%		02/06/24	GBP	500	916,427
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	11.000%		05/08/17	EUR	750,000	688,444
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875%		01/19/16	EUR	490	725,209
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	7.000%		06/28/19	EUR	500	806,527

TOTAL SOVEREIGN BONDS (cost $231,089,753)							233,953,513

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.		0.875%		03/07/18		6,370	6,202,590
Federal Home Loan Mortgage Corp.(f)		1.375%		05/01/20		13,995	13,216,570
Federal Home Loan Mortgage Corp.		2.533	%(a)	07/01/30		3	2,871
Federal Home Loan Mortgage Corp.		4.500%		09/01/39-10/01/39		4,102	4,323,759
Federal Home Loan Mortgage Corp.		5.000%		01/01/39-07/01/40		1,015	1,091,211
Federal Home Loan Mortgage Corp.		5.500%		10/01/33-07/01/34		894	993,338
Federal Home Loan Mortgage Corp.		6.000%		10/01/32-12/01/36		672	750,809
Federal Home Loan Mortgage Corp.		6.500%		07/01/32-11/01/33		260	292,755
Federal Home Loan Mortgage Corp.		7.000%		09/01/32		129	148,824
Federal Home Loan Mortgage Corp.		8.500%		08/01/24-11/01/24		22	25,369
Federal National Mortgage Assoc.		1.563	%(a)	09/01/40		34	35,197
Federal National Mortgage Assoc.		2.357	%(a)	09/01/31		14	14,425
Federal National Mortgage Assoc.		2.500%		TBA		1,000	997,031
Federal National Mortgage Assoc.		3.000%		TBA		1,500	1,543,301
Federal National Mortgage Assoc.		3.000%		TBA		1,500	1,538,848
Federal National Mortgage Assoc.		3.140	%(a)	05/01/36		34	35,422
Federal National Mortgage Assoc.		3.500%		TBA		3,500	3,528,438
Federal National Mortgage Assoc.		4.500%		08/01/33		17	18,052
Federal National Mortgage Assoc.		4.500%		TBA		12,000	12,714,374
Federal National Mortgage Assoc.		4.508	%(a)	01/01/28		15	15,856
Federal National Mortgage Assoc.		5.000%		10/01/17-03/01/34		3,564	3,843,287
Federal National Mortgage Assoc.		5.500%		03/01/16-03/01/35		7,022	7,683,288
Federal National Mortgage Assoc.		6.000%		12/01/16-06/01/37		2,332	2,571,020
Federal National Mortgage Assoc.		6.500%		12/01/17-11/01/33		1,070	1,187,244
Federal National Mortgage Assoc.		7.000%		03/01/32-06/01/32		83	96,849
Government National Mortgage Assoc.		1.625	%(a)	11/20/29-05/20/30		60	62,326

Government National Mortgage Assoc.	3.500%	TBA	4,000	4,072,500
Government National Mortgage Assoc.	4.000%	TBA	15,000	15,682,032
Government National Mortgage Assoc.	4.500%	02/20/41	10,447	11,159,822
Government National Mortgage Assoc.	4.500%	TBA	4,000	4,260,625
Government National Mortgage Assoc.	4.500%	TBA	6,000	6,364,687
Government National Mortgage Assoc.	5.000%	08/20/39	3,685	4,051,496
Government National Mortgage Assoc.	5.500%	08/15/33	22	24,459
Government National Mortgage Assoc.	5.500%	TBA	1,000	1,089,375
Government National Mortgage Assoc.	6.000%	01/15/33-12/15/33	161	180,344
Government National Mortgage Assoc.	6.500%	09/15/32-07/15/38	718	807,789
Government National Mortgage Assoc.	8.000%	08/20/31	1	1,057
Government National Mortgage Assoc.	8.500%	06/15/30	1	872

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $111,050,268)				110,628,112

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds	3.125%	02/15/43	10,675	9,694,234
U.S. Treasury Notes	0.625%	07/15/16	6,125	6,130,261
U.S. Treasury Notes	1.375%	06/30/18-07/31/18	32,685	32,673,019
U.S. Treasury Notes	1.750%	05/15/23	3,670	3,403,925
U.S. Treasury Notes	2.000%	07/31/20	935	933,904
U.S. Treasury Strip Coupon(f)	6.125%	11/15/27	18,600	11,410,561
U.S. Treasury Strip Coupon	6.625%	02/15/27	1,730	1,100,607
U.S. Treasury Strip Coupon	7.625%	02/15/25	3,700	2,595,916

TOTAL U.S. TREASURY OBLIGATIONS (cost $69,493,297)				67,942,427

PREFERRED STOCK
	Shares
Banking
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875% (cost $550,000)	22,000	605,000

TOTAL LONG-TERM INVESTMENTS (cost $3,241,291,954)		3,236,860,312

SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $366,423,762; includes $327,507,677 of cash collateral for securities on loan)(j)(k)	366,423,762	366,423,762

AFFILIATED MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $28,640,730)(j)	2,892,641	26,872,633

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Put Options
Interest Rate Swap Option, Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 08/19/13 (cost $1,122,715)	Citigroup Global Markets	151	25

TOTAL SHORT-TERM INVESTMENTS (cost $396,187,207)			393,296,420

TOTAL INVESTMENTS — 111.2% (cost $3,637,479,161)(l)	3,630,156,732
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (11.2)%	(365,737,605)

NET ASSETS — 100.0%	$3,264,419,127

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BPS—Basis Points. One basis point is one hundredth of a percentage point.

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

IO—Interest Only

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduit

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2013.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $50,919,795. The aggregate value of $50,211,126, is approximately 1.5% of net assets.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $319,029,983; cash collateral of $327,507,677 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The United States federal income tax basis of the Funds investments was $3,646,776,173; accordingly, net unrealized depreciation on investments for federal income tax purposes was $16,619,441 (gross unrealized appreciation $65,951,636; gross unrealized depreciation $82,571,077). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
432	2 Year U.S. Treasury Notes	Sep. 2013	$95,168,781	$95,175,000	$6,219
5,215	5 Year U.S. Treasury Notes	Sep. 2013	630,092,846	632,929,883	2,837,037
86	10 Year U.K. Gilt	Sep. 2013	14,827,042	14,741,736	(85,306)
1,957	10 Year U.S. Treasury Notes	Sep. 2013	246,297,532	247,438,187	1,140,655

					3,898,605

	Short Positions:
1,025	2 Year Euro Schatz Index	Sep. 2013	150,833,726	150,631,419	202,307
182	5 Year Euro-Bobl	Sep. 2013	30,753,341	30,464,081	289,260
107	10 Year Euro-Bund	Sep. 2013	20,446,209	20,266,057	180,152
41	30 Year U.S. Treasury Bonds	Sep. 2013	5,549,043	5,496,562	52,481
252	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	36,553,753	36,351,000	202,753

					926,953

					$4,825,558

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Citigroup Global Markets	AUD	3,585	$3,280,300	$3,202,959	$(77,341)
Expiring 10/25/13	Goldman Sachs Group LP	AUD	3,580	3,288,700	3,198,330	(90,370)
Expiring 10/25/13	JPMorgan Chase	AUD	5,376	4,919,000	4,803,899	(115,101)
Expiring 10/25/13	Morgan Stanley	AUD	5,338	4,921,700	4,769,232	(152,468)
Brazilian Real,
Expiring 09/30/13	Citigroup Global Markets	BRL	10,358	4,567,214	4,480,520	(86,694)
Expiring 09/30/13	Citigroup Global Markets	BRL	7,207	3,220,100	3,117,606	(102,494)
Expiring 10/18/13	Citigroup Global Markets	BRL	7,445	3,282,000	3,207,124	(74,876)
British Pound,
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	8,831	13,452,500	13,426,586	(25,914)
Expiring 10/25/13	Goldman Sachs Group LP	GBP	3,217	4,933,000	4,891,713	(41,287)
Expiring 10/25/13	JPMorgan Chase	GBP	12,965	19,692,200	19,711,642	19,442
Expiring 10/25/13	JPMorgan Chase	GBP	2,152	3,280,300	3,272,372	(7,928)
Canadian Dollar,
Expiring 10/22/13	Citigroup Global Markets	CAD	13,476	12,907,972	13,093,894	185,922
Expiring 10/22/13	Citigroup Global Markets	CAD	3,420	3,282,000	3,322,583	40,583
Expiring 10/22/13	JPMorgan Chase	CAD	5,103	4,940,500	4,958,047	17,547
Expiring 10/22/13	JPMorgan Chase	CAD	5,099	4,945,500	4,953,935	8,435
Expiring 10/22/13	Morgan Stanley	CAD	5,074	4,921,700	4,930,217	8,517
Expiring 10/22/13	Morgan Stanley	CAD	3,405	3,288,700	3,308,152	19,452
Chilean Peso,
Expiring 09/11/13	Citigroup Global Markets	CLP	8,609,147	16,990,619	16,647,033	(343,586)
Expiring 09/11/13	Citigroup Global Markets	CLP	3,407,709	6,853,800	6,589,300	(264,500)
Expiring 09/11/13	Citigroup Global Markets	CLP	2,460,694	4,830,100	4,758,110	(71,990)
Expiring 09/11/13	Citigroup Global Markets	CLP	1,704,890	3,322,400	3,296,651	(25,749)
Chinese Yuan,
Expiring 09/05/13	Hong Kong & Shanghai Bank	CNY	50,361	8,175,300	8,192,670	17,370
Expiring 09/05/13	JPMorgan Chase	CNY	53,273	8,652,100	8,666,471	14,371
Expiring 09/05/13	UBS AG	CNY	60,527	9,838,000	9,846,579	8,579
Expiring 10/29/13	Citigroup Global Markets	CNY	19,908	3,148,000	3,226,363	78,363
Expiring 10/29/13	Citigroup Global Markets	CNY	6,953	1,108,700	1,126,848	18,148
Expiring 10/29/13	Citigroup Global Markets	CNY	6,831	1,087,800	1,107,122	19,322
Expiring 10/29/13	UBS AG	CNY	36,012	5,675,700	5,836,302	160,602
Expiring 10/29/13	UBS AG	CNY	13,098	2,082,000	2,122,693	40,693
Colombian Peso,
Expiring 10/18/13	Citigroup Global Markets	COP	6,239,024	3,270,100	3,263,702	(6,398)
Expiring 10/23/13	Citigroup Global Markets	COP	9,346,002	4,830,100	4,886,370	56,270
Euro,
Expiring 10/25/13	Citigroup Global Markets	EUR	3,774	5,014,266	5,022,062	7,796

Expiring 10/25/13	Citigroup Global Markets	EUR	177	235,512	235,931	419
Hong Kong Dollar,
Expiring 08/21/13	Citigroup Global Markets	HKD	226,852	29,238,400	29,252,867	14,467
Expiring 08/21/13	Citigroup Global Markets	HKD	31,190	4,021,100	4,021,935	835
Hungarian Forint,
Expiring 10/24/13	Citigroup Global Markets	HUF	1,854,902	8,260,749	8,180,404	(80,345)
Expiring 10/24/13	Morgan Stanley	HUF	744,069	3,297,000	3,281,461	(15,539)
Indian Rupee,
Expiring 10/17/13	Citigroup Global Markets	INR	942,620	15,234,257	15,182,212	(52,045)
Expiring 11/05/13	Citigroup Global Markets	INR	201,964	3,426,900	3,237,891	(189,009)
Expiring 11/05/13	Citigroup Global Markets	INR	19,669	322,600	315,332	(7,268)
Expiring 11/05/13	UBS AG	INR	276,272	5,000,400	4,429,193	(571,207)
Expiring 11/05/13	UBS AG	INR	197,761	3,272,300	3,170,511	(101,789)
Israeli Shekel,
Expiring 10/24/13	JPMorgan Chase	ILS	11,670	3,262,000	3,267,842	5,842
Expiring 10/30/13	Morgan Stanley	ILS	76,737	21,451,702	21,485,435	33,733
Japanese Yen,
Expiring 10/25/13	Barclays Capital Group	JPY	1,124,095	11,452,900	11,486,444	33,544
Expiring 10/25/13	Barclays Capital Group	JPY	642,090	6,544,500	6,561,127	16,627
Expiring 10/25/13	Barclays Capital Group	JPY	621,014	6,234,100	6,345,766	111,666
Expiring 10/25/13	Citigroup Global Markets	JPY	639,731	6,532,500	6,537,021	4,521
Expiring 10/25/13	Morgan Stanley	JPY	1,602,199	16,384,800	16,371,896	(12,904)
Malaysian Ringgit,
Expiring 08/07/13	Citigroup Global Markets	MYR	10,266	3,226,000	3,163,225	(62,775)
Expiring 10/17/13	UBS AG	MYR	15,071	5,062,600	4,625,162	(437,438)
Mexican Peso,
Expiring 10/22/13	Citigroup Global Markets	MXN	318,544	25,374,751	24,741,814	(632,937)
Expiring 10/22/13	JPMorgan Chase	MXN	63,007	4,905,200	4,893,882	(11,318)
Expiring 10/22/13	JPMorgan Chase	MXN	61,789	4,923,000	4,799,209	(123,791)
New Taiwanese Dollar,
Expiring 08/19/13	Barclays Capital Group	TWD	505,588	16,941,022	16,864,256	(76,766)
Expiring 11/13/13	Citigroup Global Markets	TWD	69,099	2,419,000	2,307,722	(111,278)
Expiring 11/13/13	UBS AG	TWD	138,343	4,843,100	4,620,309	(222,791)
New Zealand Dollar,
Expiring 10/25/13	Barclays Capital Group	NZD	6,151	4,921,700	4,882,184	(39,516)
Expiring 10/25/13	Barclays Capital Group	NZD	5,729	4,525,463	4,547,358	21,895
Expiring 10/25/13	JPMorgan Chase	NZD	6,283	4,921,600	4,986,622	65,022
Expiring 10/25/13	JPMorgan Chase	NZD	4,199	3,279,300	3,332,887	53,587
Expiring 10/25/13	Morgan Stanley	NZD	4,147	3,280,300	3,291,915	11,615
Expiring 10/25/13	UBS AG	NZD	4,157	3,293,700	3,299,772	6,072
Norwegian Krone,
Expiring 10/24/13	Citigroup Global Markets	NOK	118,703	19,935,017	20,077,253	142,236
Expiring 10/24/13	Deutsche Bank	NOK	19,794	3,279,300	3,347,923	68,623
Expiring 10/24/13	Goldman Sachs Group LP	NOK	19,548	3,288,700	3,306,329	17,629
Peruvian Nuevo Sol,
Expiring 08/02/13	Citigroup Global Markets	PEN	87,287	32,382,669	31,218,700	(1,163,969)
Expiring 08/02/13	Citigroup Global Markets	PEN	14,005	5,140,300	5,008,851	(131,449)

Expiring 08/02/13	Citigroup Global Markets	PEN	13,568	4,905,200	4,852,569	(52,631)
Expiring 11/04/13	Citigroup Global Markets	PEN	13,765	4,890,533	4,880,666	(9,867)
Philippine Peso,
Expiring 10/08/13	Citigroup Global Markets	PHP	1,045,357	24,302,155	24,069,629	(232,526)
Expiring 10/08/13	UBS AG	PHP	141,125	3,279,300	3,249,433	(29,867)
Expiring 11/29/13	Citigroup Global Markets	PHP	147,065	3,426,900	3,383,474	(43,426)
Expiring 11/29/13	Citigroup Global Markets	PHP	142,051	3,293,700	3,268,102	(25,598)
Expiring 11/29/13	UBS AG	PHP	139,105	3,226,000	3,200,335	(25,665)
Polish Zloty,
Expiring 10/24/13	Citigroup Global Markets	PLN	14,815	4,617,414	4,610,569	(6,845)
Expiring 10/24/13	Credit Suisse First Boston Corp.	PLN	16,201	4,905,200	5,041,783	136,583
Expiring 10/24/13	Deutsche Bank	PLN	10,706	3,279,300	3,331,854	52,554
Expiring 10/24/13	Deutsche Bank	PLN	10,659	3,279,300	3,316,945	37,645
Romanian Leu,
Expiring 10/24/13	Citigroup Global Markets	RON	27,325	8,100,960	8,165,423	64,463
Expiring 10/24/13	Citigroup Global Markets	RON	11,029	3,297,000	3,295,747	(1,253)
Expiring 10/24/13	JPMorgan Chase	RON	11,068	3,293,700	3,307,494	13,794
Russian Ruble,
Expiring 10/09/13	Citigroup Global Markets	RUB	161,525	4,878,000	4,843,057	(34,943)
Expiring 10/09/13	Citigroup Global Markets	RUB	161,424	4,921,600	4,840,009	(81,591)
Expiring 10/09/13	Citigroup Global Markets	RUB	158,263	4,910,200	4,745,248	(164,952)
Expiring 10/09/13	Citigroup Global Markets	RUB	155,822	4,901,600	4,672,052	(229,548)
Expiring 10/09/13	Citigroup Global Markets	RUB	120,659	3,763,200	3,617,768	(145,432)
Expiring 10/09/13	Citigroup Global Markets	RUB	108,708	3,251,800	3,259,413	7,613
Expiring 10/09/13	Citigroup Global Markets	RUB	103,580	3,233,400	3,105,679	(127,721)
Singapore Dollar,
Expiring 10/17/13	UBS AG	SGD	8,293	6,577,400	6,526,221	(51,179)
Expiring 10/17/13	Barclays Capital Group	SGD	29,190	23,088,955	22,970,129	(118,826)
South African Rand,
Expiring 10/30/13	Deutsche Bank	ZAR	32,889	3,270,100	3,288,876	18,776
Expiring 10/30/13	Morgan Stanley	ZAR	32,407	3,293,700	3,240,644	(53,056)
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	3,707,481	3,226,000	3,288,279	62,279
Expiring 10/04/13	Citigroup Global Markets	KRW	3,685,264	3,237,800	3,268,575	30,775
Expiring 10/17/13	Citigroup Global Markets	KRW	16,577,987	14,409,376	14,694,777	285,401
Expiring 10/17/13	Citigroup Global Markets	KRW	3,682,133	3,270,100	3,263,853	(6,247)
Swedish Krona,
Expiring 10/24/13	Barclays Capital Group	SEK	109,029	16,765,798	16,694,596	(71,202)
Expiring 10/24/13	Morgan Stanley	SEK	21,528	3,280,300	3,296,350	16,050
Expiring 10/24/13	Morgan Stanley	SEK	21,263	3,277,000	3,255,872	(21,128)
Expiring 10/24/13	UBS AG	SEK	43,134	6,562,200	6,604,776	42,576

Swiss Franc,
Expiring 10/24/13	Citigroup Global Markets	CHF	7,701	8,200,900	8,328,043	127,143
Expiring 10/24/13	Citigroup Global Markets	CHF	6,618	7,077,090	7,156,711	79,621
Expiring 10/24/13	Citigroup Global Markets	CHF	6,178	6,560,700	6,680,591	119,891
Expiring 10/24/13	Citigroup Global Markets	CHF	6,081	6,532,500	6,575,732	43,232
Expiring 10/24/13	Citigroup Global Markets	CHF	4,556	4,908,400	4,926,516	18,116
Expiring 10/24/13	Credit Suisse First Boston Corp.	CHF	9,228	9,843,300	9,978,844	135,544
Expiring 10/24/13	Morgan Stanley	CHF	11,335	12,140,100	12,257,019	116,919
Expiring 10/24/13	Morgan Stanley	CHF	6,120	6,562,200	6,618,213	56,013
Turkish Lira,
Expiring 10/30/13	Citigroup Global Markets	TRY	6,376	3,293,700	3,235,894	(57,806)
Expiring 10/30/13	JPMorgan Chase	TRY	9,648	4,919,000	4,896,517	(22,483)
Expiring 10/30/13	JPMorgan Chase	TRY	9,593	4,921,600	4,868,541	(53,059)
Expiring 10/30/13	JPMorgan Chase	TRY	5,800	2,955,526	2,943,490	(12,036)

				$764,247,020	$759,832,036	$(4,414,984)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Barclays Capital Group	AUD	5,439	$4,899,400	$4,859,344	$40,056
Expiring 10/25/13	Deutsche Bank	AUD	3,607	3,282,000	3,222,590	59,410
Expiring 10/25/13	JPMorgan Chase	AUD	10,979	9,786,000	9,809,459	(23,459)
Expiring 10/25/13	JPMorgan Chase	AUD	5,407	4,945,500	4,831,395	114,105
Expiring 10/25/13	JPMorgan Chase	AUD	3,594	3,281,100	3,211,651	69,449
Brazilian Real,
Expiring 09/30/13	Barclays Capital Group	BRL	14,713	6,390,286	6,364,633	25,653
Expiring 10/18/13	Citigroup Global Markets	BRL	8,335	3,588,200	3,590,893	(2,693)
British Pound,
Expiring 10/25/13	Barclays Capital Group	GBP	3,000	4,572,700	4,561,460	11,240
Expiring 10/25/13	Citigroup Global Markets	GBP	24,505	37,607,185	37,256,564	350,621
Expiring 10/25/13	Credit Suisse First Boston Corp.	GBP	6,530	9,838,000	9,927,985	(89,985)
Expiring 10/25/13	Morgan Stanley	GBP	5,344	8,192,400	8,124,857	67,543
Canadian Dollar,
Expiring 10/22/13	JPMorgan Chase	CAD	5,145	4,921,600	4,999,332	(77,732)
Chilean Peso,
Expiring 08/16/13	Citigroup Global Markets	CLP	3,365,572	6,484,100	6,533,141	(49,041)
Expiring 08/16/13	Citigroup Global Markets	CLP	3,260,975	6,762,000	6,330,099	431,901
Expiring 08/16/13	Citigroup Global Markets	CLP	3,212,571	6,684,500	6,236,139	448,361
Expiring 08/16/13	Citigroup Global Markets	CLP	2,022,462	3,919,500	3,925,939	(6,439)
Expiring 08/16/13	Citigroup Global Markets	CLP	2,009,181	3,932,400	3,900,158	32,242
Expiring 08/16/13	Citigroup Global Markets	CLP	1,605,336	3,303,500	3,116,227	187,273
Expiring 08/16/13	Citigroup Global Markets	CLP	636,371	1,310,700	1,235,303	75,397

Chinese Yuan,
Expiring 10/17/13	Citigroup Global Markets	CNY	33,149	5,328,692	5,376,044	(47,352)
Expiring 10/29/13	Barclays Capital Group	CNY	62,321	10,037,150	10,099,939	(62,789)
Euro,
Expiring 10/25/13	Barclays Capital Group	EUR	25,433	33,636,176	33,845,251	(209,075)
Expiring 10/25/13	Barclays Capital Group	EUR	3,744	4,921,600	4,982,958	(61,358)
Expiring 10/25/13	Barclays Capital Group	EUR	2,655	3,487,541	3,533,497	(45,956)
Expiring 10/25/13	Citigroup Global Markets	EUR	2,928	3,881,577	3,897,059	(15,482)
Hungarian Forint,
Expiring 10/24/13	Citigroup Global Markets	HUF	744,257	3,293,700	3,282,287	11,413
Expiring 10/24/13	Deutsche Bank	HUF	1,865,729	8,205,100	8,228,154	(23,054)
Indian Rupee,
Expiring 03/04/14	Citigroup Global Markets	INR	192,485	3,071,400	3,010,149	61,251
Expiring 03/04/14	UBS AG	INR	368,218	6,280,900	5,758,331	522,569
Expiring 03/04/14	UBS AG	INR	339,471	5,893,600	5,308,784	584,816
Expiring 03/04/14	UBS AG	INR	302,258	5,210,900	4,726,831	484,069
Expiring 03/04/14	UBS AG	INR	254,857	4,386,900	3,985,551	401,349
Israeli Shekel,
Expiring 10/24/13	JPMorgan Chase	ILS	29,536	8,205,100	8,270,857	(65,757)
Expiring 10/24/13	JPMorgan Chase	ILS	17,689	4,921,700	4,953,420	(31,720)
Expiring 10/30/13	JPMorgan Chase	ILS	17,630	4,921,600	4,936,141	(14,541)
Japanese Yen,
Expiring 10/25/13	UBS AG	JPY	562,163	5,604,900	5,744,396	(139,496)
Expiring 10/25/13	Barclays Capital Group	JPY	658,056	6,564,100	6,724,269	(160,169)
Expiring 10/25/13	Barclays Capital Group	JPY	489,705	4,905,200	5,003,994	(98,794)
Expiring 10/25/13	Citigroup Global Markets	JPY	822,835	8,200,900	8,408,047	(207,147)
Expiring 10/25/13	Citigroup Global Markets	JPY	659,386	6,564,100	6,737,865	(173,765)
Expiring 10/25/13	Citigroup Global Markets	JPY	325,755	3,281,100	3,328,693	(47,593)
Expiring 10/25/13	Citigroup Global Markets	JPY	133,190	1,338,951	1,360,990	(22,039)
Expiring 10/25/13	JPMorgan Chase	JPY	3,963,640	39,701,514	40,502,023	(800,509)
Malaysian Ringgit,
Expiring 08/07/13	Citigroup Global Markets	MYR	10,266	3,209,861	3,163,225	46,636
Expiring 10/17/13	Citigroup Global Markets	MYR	14,586	4,611,671	4,476,149	135,522
Mexican Peso,
Expiring 10/22/13	Barclays Capital Group	MXN	85,773	6,772,805	6,662,101	110,704
Expiring 10/22/13	Citigroup Global Markets	MXN	62,811	4,908,400	4,878,584	29,816
Expiring 10/22/13	Morgan Stanley	MXN	151,213	11,869,200	11,744,911	124,289
Expiring 10/22/13	Morgan Stanley	MXN	62,699	4,921,700	4,869,922	51,778
Expiring 10/22/13	Morgan Stanley	MXN	29,574	2,283,400	2,297,020	(13,620)
New Taiwanese Dollar,
Expiring 08/19/13	Citigroup Global Markets	TWD	260,196	8,597,246	8,679,018	(81,772)
Expiring 08/19/13	Citigroup Global Markets	TWD	93,805	3,128,400	3,128,937	(537)
Expiring 08/19/13	UBS AG	TWD	151,587	5,071,500	5,056,301	15,199
Expiring 11/13/13	UBS AG	TWD	207,442	7,143,316	6,928,031	215,285
New Zealand Dollar,
Expiring 10/25/13	Morgan Stanley	NZD	8,217	6,553,900	6,522,044	31,856
Expiring 10/25/13	Morgan Stanley	NZD	6,183	4,899,400	4,907,639	(8,239)
Norwegian Krone,
Expiring 10/24/13	Morgan Stanley	NOK	60,587	10,171,400	10,247,591	(76,191)

Peruvian Nuevo Sol,
Expiring 08/02/13	Barclays Capital Group	PEN	40,478	14,478,736	14,477,182	1,554
Expiring 08/02/13	Citigroup Global Markets	PEN	26,855	10,255,900	9,604,819	651,081
Expiring 08/02/13	Citigroup Global Markets	PEN	17,412	6,623,100	6,227,514	395,586
Expiring 08/02/13	Citigroup Global Markets	PEN	16,349	6,157,900	5,847,362	310,538
Expiring 08/02/13	Citigroup Global Markets	PEN	13,765	4,939,140	4,923,241	15,899
Philippine Peso,
Expiring 09/05/13	Barclays Capital Group	PHP	762,408	17,701,613	17,556,134	145,479
Expiring 09/05/13	UBS AG	PHP	283,764	6,540,600	6,534,289	6,311
Expiring 09/05/13	UBS AG	PHP	151,148	3,412,700	3,480,527	(67,827)
Polish Zloty,
Expiring 10/24/13	Citigroup Global Markets	PLN	22,211	6,890,300	6,912,094	(21,794)
Expiring 10/24/13	Morgan Stanley	PLN	15,761	4,893,000	4,904,779	(11,779)
Russian Ruble,
Expiring 10/17/13	Citigroup Global Markets	RUB	424,124	12,669,691	12,699,707	(30,016)
Expiring 10/17/13	Citigroup Global Markets	RUB	238,705	7,218,400	7,147,639	70,761
Expiring 10/17/13	Citigroup Global Markets	RUB	217,670	6,544,500	6,517,774	26,726
Expiring 10/17/13	Citigroup Global Markets	RUB	86,783	2,592,430	2,598,572	(6,142)
Singapore Dollar,
Expiring 10/17/13	Deutsche Bank	SGD	10,404	8,205,100	8,187,273	17,827
Expiring 10/17/13	Deutsche Bank	SGD	8,317	6,524,000	6,545,182	(21,182)
Expiring 10/17/13	Morgan Stanley	SGD	5,854	4,615,800	4,606,447	9,353
South African Rand,
Expiring 10/30/13	Citigroup Global Markets	ZAR	32,474	3,266,200	3,247,298	18,902
South Korean Won,
Expiring 10/04/13	UBS AG	KRW	7,578,512	6,762,000	6,721,617	40,383
Expiring 10/04/13	UBS AG	KRW	5,361,279	4,767,700	4,755,084	12,616
Expiring 10/04/13	UBS AG	KRW	3,560,431	3,127,300	3,157,857	(30,557)
Swedish Krona,
Expiring 10/24/13	Morgan Stanley	SEK	66,400	10,171,400	10,167,150	4,250
Expiring 10/24/13	Morgan Stanley	SEK	42,854	6,532,500	6,561,834	(29,334)
Swiss Franc,
Expiring 10/24/13	Citigroup Global Markets	CHF	6,210	6,564,100	6,715,625	(151,525)
Expiring 10/24/13	Citigroup Global Markets	CHF	6,182	6,587,400	6,684,955	(97,555)
Expiring 10/24/13	Citigroup Global Markets	CHF	3,083	3,293,700	3,333,470	(39,770)
Expiring 10/24/13	Credit Suisse First Boston Corp.	CHF	13,269	14,218,437	14,348,820	(130,383)
Expiring 10/24/13	Credit Suisse First Boston Corp.	CHF	6,212	6,540,200	6,717,801	(177,601)
Expiring 10/24/13	Credit Suisse First Boston Corp.	CHF	6,210	6,540,200	6,715,609	(175,409)
Expiring 10/24/13	Deutsche Bank	CHF	6,209	6,564,100	6,714,192	(150,092)
Turkish Lira,
Expiring 10/30/13	Citigroup Global Markets	TRY	15,740	8,055,271	7,988,022	67,249
Expiring 10/30/13	Citigroup Global Markets	TRY	14,900	7,606,116	7,561,724	44,392

Expiring 10/30/13	Citigroup Global Markets	TRY	5,886	3,005,184	2,986,989	18,195
Expiring 10/30/13	Deutsche Bank	TRY	13,506	6,890,300	6,854,167	36,133
Expiring 10/30/13	JPMorgan Chase	TRY	12,252	6,234,100	6,217,721	16,379

				$656,676,789	$653,824,642	$2,852,147

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 month BBSW(2)	$(17,431)	$—	$(17,431)	Barclays Bank PLC
AUD	3,190	12/20/32	4.420%	6 month BBSW(2)	(22,303)	—	(22,303)	Citigroup, Inc.
BRL	16,966	01/01/17	0.000%	1 day BZDIOVER(1)	(496,264)	—	(496,264)	Citigroup, Inc.
BRL	21,481	01/01/17	9.130%	1 Day BZDIOVER(2)	(308,332)	—	(308,332)	Barclays Bank PLC
BRL	99,480	01/02/17	10.580%	1 Day BZDIOVER(2)	(46,376)	—	(46,376)	HSBC Bank USA
CHF	235,000	12/25/13	0.030%	3 Month Swiss Franc LIBOR Rate	50,052	—	50,052	Barclays Bank PLC
EUR	27,100	12/14/14	0.349%	3 month EURIBOR(1)	(4,163)	—	(4,163)	Citigroup, Inc.
EUR	40,200	01/25/16	0.695%	6 month EURIBOR(2)	268,766	—	268,766	Citigroup, Inc.
EUR	3,150	12/13/27	2.065%	3 month EURIBOR(1)	117,446	—	117,446	Barclays Bank PLC
INR	465,000	05/03/23	7.000%	1 Day MIBOR INR(1)	(658,612)	—	(658,612)	Barclays Bank PLC
JPY	530,000	04/18/18	0.418%	6 month LIBOR(2)	(21)	—	(21)	HSBC Bank USA
JPY	2,020,000	04/19/20	0.520%	6 month LIBOR(2)	(171,215)	—	(171,215)	Goldman Sachs & Co.
JPY	1,520,000	04/19/20	0.563%	6 month LIBOR(2)	(81,757)	—	(81,757)	Citigroup, Inc.
JPY	1,065,000	05/20/20	0.698%	6 month LIBOR(2)	36,878	—	36,878	Credit Suisse First Boston
JPY	4,490,000	05/21/20	0.689%	6 month LIBOR(2)	126,291	—	126,291	Credit Suisse First Boston
JPY	725,000	04/16/23	0.785%	6 month LIBOR(2)	(128,561)	—	(128,561)	Citigroup, Inc.
MXN	135,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	63,729	—	63,729	Morgan Stanley
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	268,855	—	268,855	Credit Suisse First Boston
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(92,212)	—	(92,212)	Morgan Stanley
MXN	104,200	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(1,016,071)	—	(1,016,071)	Barclays Bank PLC
NZD	2,000	08/09/16	3.125%	3 month BBR(2)	(11,400)	—	(11,400)	Citigroup, Inc.
NZD	7,900	08/18/16	2.650%	3 Month BBR(1)	172,128	—	172,128	Citigroup Global Markets
NZD	4,800	03/26/17	3.810%	3 month BBR(2)	35,843	—	35,843	HSBC Bank USA
NZD	3,370	09/25/22	3.790%	3 month BBR(2)	(136,304)	—	(136,304)	Citigroup, Inc.
PLN	84,400	06/28/18	3.736%	6 Month PLN WIB(1)	275,626	—	275,626	Citigroup Global Markets
RUB	262,500	05/17/23	7.250%	3 Month RUB MOS(2)	(147,309)	—	(147,309)	Credit Suisse International
RUB	262,500	05/20/23	7.250%	3 Month RUB MOS(2)	(148,617)	—	(148,617)	Credit Suisse International
ZAR	173,500	06/25/18	7.420%	3 month LIBOR(2)	155,298	—	155,298	Barclays Bank PLC
	29,815	12/14/14	0.351%	3 month LIBOR(2)	(7,100)	—	(7,100)	Citigroup, Inc.
	405,000	07/24/15	0.476%	3 Month LIBOR(1)	60,235	—	60,235	Citigroup Global Markets
	48,310	01/25/16	0.503%	3 month LIBOR(1)	108,086	—	108,086	Citigroup, Inc.
	24,525	06/07/16	0.654%	3 month LIBOR(2)	(27,776)	—	(27,776)	JPMorgan Chase Bank NA
	38,885	08/31/16	0.934%	3 Month LIBOR(1)	296,525	—	296,525	Credit Suisse International
	12,100	08/31/16	0.975%	3 month LIBOR(2)	(109,427)	—	(109,427)	JPMorgan Chase Bank NA
	12,100	08/31/16	0.978%	3 month LIBOR(2)	(110,898)	—	(110,898)	JPMorgan Chase Bank NA
	2,195	09/14/16	1.206%	3 month LIBOR(2)	(35,937)	—	(35,937)	Deutsche Bank AG
	44,635	08/31/17	0.751%	3 month LIBOR(2)	779,370	—	779,370	Bank of Novia Scotia
	81,775	11/30/17	1.107%	3 month LIBOR(1)	784,331	—	784,331	Barclays Bank PLC
	116,000	11/30/17	1.129%	3 Month LIBOR(1)	(1,020,584)	—	(1,020,584)	Citigroup Global Markets

Interest rate swap agreements outstanding at July 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.):
67,230	11/30/17	1.155%	3 month LIBOR(1)	$512,266	$—	$512,266	Morgan Stanley Capital Services
78,630	11/30/17	1.415%	3 Month LIBOR(2)	(227,975)	—	(227,975)	Citigroup Global Markets
2,220	04/18/18	0.986%	6 month LIBOR(1)	54,916	—	54,916	Citigroup, Inc.
85,890	11/15/19	1.334%	3 month LIBOR(1)	3,200,903	—	3,200,903	Citigroup, Inc.
29,200	11/15/19	1.444%	3 Month LIBOR(1)	(889,834)	—	(889,834)	Morgan Stanley Capital Services
58,795	11/15/19	1.499%	3 Month LIBOR(1)	(1,588,581)	—	(1,588,581)	Citigroup Global Markets
48,995	02/15/20	1.355%	3 month LIBOR(1)	(2,123,119)	—	(2,123,119)	Morgan Stanley Capital Services
29,200	02/15/20	1.505%	3 Month LIBOR(2)	987,984	—	987,984	Morgan Stanley Capital Services
7,940	04/19/20	1.438%	6 month LIBOR(1)	373,941	—	373,941	Goldman Sachs & Co.
5,640	04/19/20	1.441%	6 month LIBOR(1)	264,304	—	264,304	Citigroup, Inc.
4,030	12/13/27	2.200%	3 month LIBOR(2)	(486,818)	—	(486,818)	Citigroup, Inc.

				$(1,121,224)	$—	$(1,121,224)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)(3)
Exchange-traded swap agreements outstanding at July 31, 2013:
78,730	11/30/17	1.417%	3 month LIBOR(1)	$—	$(236,811)	$(236,811)
78,250	11/30/17	1.418%	3 month LIBOR(1)	—	(238,599)	(238,599)
78,925	11/30/17	1.457%	3 month LIBOR(1)	—	(365,573)	(365,573)

				$—	$(840,983)	$(840,983)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instrument subject to interest rate contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group	03/20/18	3.700%	$1,300	$(164,005)	$—	$(164,005)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%	2,500	(21,748)	(15,941)	(5,807)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	1,250	(6,482)	—	(6,482)	RBS Securities, Inc.
International Paper Co.	03/20/14	5.300%	2,000	(79,519)	—	(79,519)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%	965	(2,169)	1,272	(3,441)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	(18,029)	34,236	(52,265)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	50,455	100,332	(49,877)	JPMorgan Chase Bank NA
SLM Corp.	06/20/14	5.000%	1,450	(65,035)	49,129	(114,164)	JPMorgan Chase Bank NA
Toll Brothers, Inc.	03/20/15	1.000%	1,885	(14,992)	4,804	(19,796)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	1,650	36,506	19,922	16,584	JPMorgan Chase Bank NA

				$(285,018)	$193,754	$(478,772)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.16.V5	06/20/16	5.000%	$86,400	$7,698,678	$5,214,000	$2,484,678	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	16,320	1,317,274	684,533	632,741	Credit Suisse International
CDX.NA.HY.17.V5	12/20/16	5.000%	31,200	2,518,318	1,425,667	1,092,651	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	44,400	3,583,760	1,917,833	1,665,927	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	28,080	2,266,486	1,230,450	1,036,036	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%	13,860	1,071,661	(1,099,175)	2,170,836	Bank of America NA

				$18,456,177	$9,373,308	$9,082,869

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%		116,000	$(1,849,589)	$(483,516)	$(1,366,073)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/17	1.000%		42,375	(675,658)	(185,599)	(490,059)	Citigroup Global Markets
CDX.NA.IG.19.V1	12/20/17	1.000%		188,000	(2,997,610)	(1,706,117)	(1,291,493)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		81,500	(1,299,496)	(417,275)	(882,221)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		100,000	(1,594,474)	(79,782)	(1,514,692)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		100,000	(1,594,474)	(502,736)	(1,091,738)	Miller, Tabak, Hirsch & Company
CDX.NA.IG.19.V1	12/20/17	1.000%		75,000	(1,195,855)	(332,464)	(863,391)	Morgan Stanley Capital Services
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,100	(249,159)	359,617	(608,776)	Banc of America Securities
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,500	(251,998)	601,348	(853,346)	Deutsche Bank AG
iTRAXX.EUR.19.V1	06/20/18	1.000%		1,000	(1,670)	(1,380)	(290)	Citigroup Global Markets

					$(11,709,983)	$(2,747,904)	$(8,962,079)

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)*
4,206	3 Month LIBOR	EUR	3,250	3 Month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	$(111,465)	$—	$(111,465)
2,571	3 Month LIBOR	EUR	1,980	3 Month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(57,232)	—	(57,232)
5,552	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 26.00 bps	Barclays Bank PLC	01/14/15	(30,149)	—	(30,149)
57,079	3 Month LIBOR	EUR	43,030	3 Month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	(111,142)	—	(111,142)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(3,463)	—	(3,463)
396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Bank PLC	01/04/16	(2,742)	—	(2,742)
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	(19,200)	—	(19,200)
7,740	3 Month LIBOR	USD	14,900	3 Month EURIBOR minus 26.62 bps	Barclays Bank PLC	07/22/18	(123,473)	—	(123,473)
8,185	3 Month LIBOR	USD	15,740	3 Month EURIBOR minus 26.47 bps	Barclays Bank PLC	07/23/18	(137,160)	—	(137,160)
5,581	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 25.75 bps	Citigroup Global Markets	01/18/15	(1,178)	—	(1,178)
47,692	3 Month LIBOR	EUR	35,845	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	48,985	—	48,985
2,491	3 Month LIBOR	JPY	242,815	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	13,273	—	13,273
1,284	3 Month LIBOR	JPY	100,000	4.50%	Citigroup Global Markets	06/08/15	248,866	(56,203)	305,069

448	3 Month LIBOR	JPY	35,000	4.50%	Citigroup Global Markets	06/08/15	87,327	(17,610)	104,937
508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(23,175)	—	(23,175)
2,329	3 Month LIBOR	EUR	1,920	4.50%	Citigroup Global Markets	11/30/15	(312,024)	(21,885)	(290,139)
1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(12,526)	—	(12,526)
2,247	3 Month LIBOR	JPY	175,000	3.45%	Citigroup Global Markets	03/24/17	555,808	53,985	501,823
1,969	3 Month LIBOR	EUR	1,610	4.25%	Citigroup Global Markets	07/14/17	(323,600)	(182,593)	(141,007)
3,030	3 Month LIBOR	EUR	2,485	4.25%	Citigroup Global Markets	07/14/17	(494,346)	(258,837)	(235,509)
4,879	3 Month LIBOR	EUR	3,660	3 Month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	14,393	—	14,393
23,110	3 Month LIBOR	EUR	17,415	3 Month EURIBOR minus 26.00 bps	HSBC Bank USA NA	01/25/15	(37,159)	—	(37,159)
1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	HSBC Bank USA NA	04/24/15	(14,657)	—	(14,657)
275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	HSBC Bank USA NA	12/17/15	(4,196)	—	(4,196)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	HSBC Bank USA NA	09/28/17	(63,211)	—	(63,211)
7,872	3 Month LIBOR	EUR	6,000	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase Bank NA	10/19/14	(99,032)	—	(99,032)
762	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase Bank NA	11/15/14	(33,905)	—	(33,905)
1,164	3 Month LIBOR	EUR	950	4.50%	JPMorgan Chase Bank NA	11/30/15	(145,224)	(20,152)	(125,072)

							$(1,191,607)	$(503,295)	$(688,312)

#	Notional amount is shown in U.S. dollars unless otherwise stated.
*	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLOs, CDOs and Other Asset-Backed Securities	$—	$339,146,200	$32,990,099
Residential Mortgage-Backed Securities	—	207,941,008	—
Bank Loans	—	100,068,081	7,600,733
Commercial Mortgage-Backed Securities	—	418,593,216	6,899,862
Corporate Bonds	—	1,528,788,733	11,819,059
Foreign Agencies	—	115,555,247	—
Municipal Bonds	—	54,329,022	—
Sovereign Bonds	—	233,953,513	—
U.S. Government Agency Obligations	—	110,628,112	—

U.S. Treasury Obligations	—	67,942,427	—
Preferred Stock	605,000	—	—
Affiliated Money Market Mutual Fund	366,423,762	—	—
Affiliated Mutual Fund	26,872,633	—	—
Option Purchased	—	25	—
Other Financial Instruments*
Futures Contracts	4,825,558	—	—
Forward Foreign Currency Exchange Contracts	—	(1,562,837)	—
Interest Rate Swaps Agreements	(840,983)	(1,121,224)	—
Credit Default Swap Agreements	—	(351,500)	(6,482)
Currency Swap Agreements	—	(688,312)	—

Total	$397,885,970	$3,173,221,711	$59,303,271

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLOs, CDOs and Other Asset-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Credit Default Swaps Agreements	Sovereigns
Balance as of 10/31/2012	$22,426,314	$9,394,042	$—	$11,393,768	$(11,592)	$287,832
Realized gain (loss)	—	67,816	—	—	— **	—
Change in unrealized appreciation (depreciation)***	(159,791)	(4,060,146)	7	(150,966)	5,110	—
Purchases	28,950,000	7,652,352	6,899,855	1,047,310	—	—
Sales	(1,062,424)	(2,475,831)	—	(471,053)	—	—
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(17,164,000)	(2,977,500)	—	—	—	(287,832)

Balance as of 07/31/13	$32,990,099	$7,600,733	$6,899,862	$11,819,059	$(6,482)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(6,635)
***	Of which, $(289,715) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognized transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Non-Residential Mortgage-Backed Securities, 1 Bank Loan and 1 Sovereign transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yield of comparable U.S. Government securities using a fixed income securities valuation model.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2. The Core Funds are registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.